UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street Suite 300 Denver CO 80202
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February, 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEMI-ANNUAL REPORT

February 29, 2020

Green California Tax-Free Income Fund

U.S. Government Securities Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Beginning on May 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800-955-9988 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sheltoncap.com.

Table of Contents	February 29, 2020

About Your Fund’s Expenses	1
Top Holdings and Sector Breakdowns	2
Portfolio of Investments	5
Statements of Assets & Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	29
Notes to Financial Statements	37
Fund Holdings	44
Proxy Voting Policies, Procedures and Voting Records	44
Board of Trustees and Executive Officers	44
Board Considerations Regarding Approval of Investment Advisory Agreements	45

About Your Fund’s Expenses (Unaudited) February 29, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*	Net Annual Expense Ratio
Green California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,017	$ 3.89	0.77%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.90	0.77%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,023	$ 3.85	0.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.85	0.76%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,022	$ 6.39	1.26%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.38	1.26%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,007	$ 2.77	0.55%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.79	0.55%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,017	$ 2.53	0.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.53	0.50%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,111	$ 5.24	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.01	0.99%

About Your Fund’s Expenses (Unaudited) February 29, 2020 (Continued)

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*	Net Annual Expense Ratio
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 974	$ 3.32	0.67%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.40	0.67%
K Shares
Based on Actual Fund Return	$ 1,000	$ 971	$ 5.78	1.17%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.92	1.17%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 970	$ 4.00	0.81%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.10	0.81%
K Shares
Based on Actual Fund Return	$ 1,000	$ 968	$ 6.46	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.63	1.31%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 994	$ 4.10	0.82%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.15	0.82%
K Shares
Based on Actual Fund Return	$ 1,000	$ 992	$ 6.59	1.32%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.68	1.32%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,106	$ 2.69	0.51%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.59	0.51%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,103	$ 5.32	1.01%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.11	1.01%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,053	$ 6.90	1.34%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.78	1.34%

*	Expenses are equal to the Fund’s expense ratio annualized

Top Holdings and Sector Breakdowns (Unaudited)	February 29, 2020

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,448,025	5.5%
2	William S Hart Union High School District	Lease Revenue Bonds; 2009 Series I-1	3,108,309	4.9%
3	San Francisco Bay Area Rapid Transit District	General Obligation Bonds; 2008 Election, Series B	2,957,846	4.7%
4	Los Rios Community College District	San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,847,975	4.5%
5	Mount San Antonio Community College District	General Obligation Bonds; Election of 2008, Series 2013A	2,688,566	4.3%
6	East Bay Municipal Utility District Water System Revenue	Revenue Bonds (University of Southern California); Series 2009A	2,504,895	4.0%
7	California Health Facilities Financing Authority	General Obligation Bonds; 2001 Election, Series B	2,241,926	3.5%
8	Los Angeles Department of Water	Water System Revenue Bonds; 2015 Series B	2,176,910	3.4%
9	Santa Maria Joint Union High School District	Tax-Exempt Various Purpose General Obligation Bonds	2,145,800	3.4%
10	City of Los Angeles CA	General Obligation Refunding Bonds; Series 2012-A	2,130,100	3.4%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 29, 2020

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	02/15/2022	$ 2,962,191	13.4%
2	United States Treasury Note/Bond	08/15/2027	2,606,859	11.8%
3	United States Treasury Note/Bond	02/15/2021	2,355,299	10.6%
4	United States Treasury Note/Bond	05/15/2025	2,332,043	10.5%
5	United States Treasury Note/Bond	08/15/2023	2,320,441	10.5%
6	United States Treasury Note/Bond	08/15/2020	1,408,750	6.4%
7	United States Treasury Note/Bond	11/15/2028	1,401,773	6.3%
8	United States Treasury Note/Bond	02/29/2024	1,362,105	6.1%
9	United States Treasury Note/Bond	08/15/2021	1,219,969	5.5%
10	United States Treasury Note/Bond	02/15/2026	1,034,141	4.7%

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	03/10/2020	$ 5,997,481	16.6%
2	United States Treasury Bill	03/26/2020	4,794,727	13.3%
3	United States Treasury Bill	04/16/2020	4,690,440	13.0%
4	United States Treasury Bill	03/17/2020	4,596,780	12.8%
5	United States Treasury Bill	04/23/2020	4,189,549	11.6%
6	United States Treasury Bill	05/21/2020	3,387,998	9.4%
7	United States Treasury Bill	04/02/2020	2,995,830	8.3%
8	United States Treasury Bill	10/08/2020	2,480,826	6.9%
9	United States Treasury Bill	06/25/2020	1,791,139	5.0%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Microsoft Corp	$ 8,677,580	5.1%
2	Apple Inc	8,016,009	4.7%
3	Amazon.com Inc	5,508,085	3.2%
4	Facebook Inc	3,270,065	1.9%
5	Berkshire Hathaway Inc	2,857,396	1.7%
6	Alphabet Inc - Class A	2,832,514	1.7%
7	Alphabet Inc - Class C	2,809,914	1.6%
8	Johnson & Johnson	2,492,990	1.5%
9	JPMorgan Chase & Co	2,465,131	1.4%
10	Visa Inc	2,216,745	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Teledyne Technologies Inc	$ 754,585	0.8%
2	Domino’s Pizza Inc	712,187	0.7%
3	West Pharmaceutical Services Inc	708,234	0.7%
4	Medical Properties Trust Inc	667,666	0.7%
5	Fair Isaac Corp	667,077	0.7%
6	Camden Property Trust	654,532	0.7%
7	Tyler Technologies Inc	648,635	0.6%
8	Brown & Brown Inc	642,354	0.6%
9	FactSet Research Systems Inc	641,036	0.6%
10	Teradyne Inc	625,559	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 29, 2020

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Exponent Inc	$ 334,150	0.6%
2	LHC Group Inc	314,096	0.5%
3	Aerojet Rocketdyne Holdings Inc	309,084	0.5%
4	Omnicell Inc	303,394	0.5%
5	TopBuild Corp	301,485	0.5%
6	AMN Healthcare Services Inc	292,339	0.5%
7	Momenta Pharmaceuticals Inc	283,664	0.5%
8	Strategic Education Inc	281,938	0.5%
9	Glacier Bancorp Inc	281,316	0.5%
10	Simpson Manufacturing Co Inc	281,182	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$ 27,990,782	19.8%
2	JPMorgan Chase & Co	4,762,832	3.4%
3	Sprouts Farmers Market Inc	3,675,400	2.6%
4	Visa Inc	2,980,864	2.1%
5	Chevron Corp	2,737,102	1.9%
6	The Sherwin-Williams Co	2,687,100	1.9%
7	Bank of America Corp	2,565,000	1.8%
8	BP PLC	2,548,164	1.8%
9	Amazon.com Inc	2,448,875	1.7%
10	Cigna Corp	2,231,868	1.6%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Microsoft Corp	$ 76,057,539	11.3%
2	Apple Inc	74,744,825	11.1%
3	Amazon.com Inc	57,473,213	8.5%
4	Facebook Inc	28,502,690	4.2%
5	Alphabet Inc - Class A	28,331,834	4.2%
6	Alphabet Inc - Class C	28,314,776	4.2%
7	Intel Corp	18,958,359	2.8%
8	PepsiCo Inc	14,452,136	2.1%
9	Comcast Corp	14,407,958	2.1%
10	Cisco Systems Inc	13,297,169	2.0%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Vestas Wind Systems A/S	$ 4,025,000	6.2%
2	TerraForm Power Inc	2,968,820	4.6%
3	Applied Materials Inc	2,818,820	4.3%
4	Tesla Inc	2,738,759	4.2%
5	Hannon Armstrong Sustainable Infrastructure Capital Inc	2,172,800	3.3%
6	First Solar Inc	2,160,344	3.3%
7	JinkoSolar Holding Co Ltd	2,055,600	3.2%
8	Sunrun Inc	2,030,700	3.1%
9	International Business Machines Corp	1,952,250	3.0%
10	TPI Composites Inc	1,946,680	3.0%

Green California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/29/20

Security Description	Par Value	Value (Note 1)
Municipal Bonds (98.87%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1, 4.000%, 08/01/2026	$1,000,000	$1,081,210
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1, 5.000%, 11/01/2027	1,700,000	2,241,926
CALIFORNIA HOUSING FINANCE AGENCY
State Multi Family Housing Bonds; 2019, 4.000%, 03/20/2033	374,073	451,679
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds), 5.000%, 10/01/2033	1,200,000	1,487,976
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
University of San Diego Revenue Bonds, 2019, 5.000%, 10/01/2044	480,000	622,459
General Revenue Bonds; 2018, 5.000%, 05/15/2038	800,000	995,080
TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A, 4.000%, 11/01/2030	1,100,000	1,190,101
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
General Revenue Bonds; 2016, 4.000%, 08/15/2046	500,000	563,095
CITY AND COUNTY OF SAN FRANCISCO
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A, 4.000%, 06/01/2033	1,000,000	1,039,300
CITY OF LOS ANGELES
General Obligation Bonds; 2012, 5.000%, 09/01/2021	2,000,000	2,130,100
CITY OF LOS ANGELES WASTEWATER SYSTEM REVENUE
Los Angeles CA Wastewater System Revenue Bond, 5.000%, 06/01/2044	500,000	595,025
Los Angeles CA Wastewater System Revenue Bond, 5.250%, 06/01/2047	1,500,000	1,890,285
CITY OF ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013, 5.000%, 02/01/2025	750,000	859,575
CITY OF SAN FRANCISCO PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2036	1,170,000	1,405,860
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 11/01/2034	1,000,000	1,297,960
San Francisco City and Green Bond Series A, 5.000%, 11/01/2030	680,000	823,181
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
Water System Revenue Bonds; 2015 Series B, 5.000%, 06/01/2026	2,050,000	2,504,895
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006, 5.250%, 09/01/2023	2,975,000	3,448,025
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C, 0.000%, 08/01/2027	2,000,000	1,838,120
LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A, 5.000%, 08/01/2023	1,000,000	1,148,120
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G, 5.000%, 08/01/2028	865,000	1,023,702
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Los Angeles County Met Transport, 4.000%, 07/01/2028	500,000	585,325
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A, 5.000%, 07/01/2021	1,000,000	1,058,090
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A, 5.000%, 07/01/2023	1,500,000	1,717,605
LOS ANGELES DEPARTMENT OF WATER
Water System Revenue Bonds, 2012 Series A, 5.000%, 07/01/2037	1,985,000	2,176,910
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	2,847,975
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District, 4.000%, 09/01/2021	200,000	210,194
MOUNT DIABLO UNIFIED SCHOOL DISTRICT/CA
General Obligation Refunding Bonds; Election Of 2002, Series B, 5.000%, 07/01/2020	500,000	507,240
MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A, 5.000%, 08/01/2034	2,345,000	2,688,566
PORT OF LOS ANGELES
Revenue Bonds; 2014 Series C, 4.000%, 08/01/2023	290,000	322,605
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012, 4.000%, 09/01/2020	1,380,000	1,403,336
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K, 5.250%, 07/01/2024	1,000,000	1,130,560
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013, 5.000%, 08/01/2027	1,175,000	1,351,450

See accompanying notes to financial statements.

Green California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Par Value	Value (Note 1)
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds), 4.000%, 08/01/2034	$645,000	$783,856
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds), 5.000%, 08/01/2036	2,300,000	2,957,845
SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A, 5.000%, 05/01/2020	500,000	503,510
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.000%, 10/01/2021	700,000	736,750
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
City of San Mateo Sewer Revenue Bonds, 4.000%, 08/01/2044	900,000	1,094,571
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A, 5.000%, 04/01/2034	1,000,000	1,195,730
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005, 0.000%, 08/01/2029	2,500,000	2,145,800
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Southern California Public Power Authority Windy Point/Windy Flats Project 1, 5.000%, 07/01/2026	1,400,000	1,419,852
Windy Point/Windy Flats Project Revenue Bonds; 2010-1, 5.000%, 07/01/2023	1,000,000	1,014,210
STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds, 1.050%, 05/01/2034	900,000	900,000
Tax-Exempt Various Purpose General Obligation Bonds, 3.000%, 10/01/2028	900,000	985,896
TURLOCK IRRIGATION DISTRICT
General Revenue Bonds; 2019, 5.000%, 01/01/2036	300,000	404,370
UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM, 5.000%, 05/01/2029	925,000	1,087,967
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B, 0.000%, 09/01/2029	3,595,000	3,108,308

Total Municipal Bonds (Cost $57,875,728)		62,976,195

Variable Rate Demand Notes* (0.31%)
California Health Facilities Financing Authority**,***	200,000	200,000
Total Variable Rate Demand Notes (Cost $200,000)		200,000

Total Investments (Cost $58,075,728)(a) (99.18%)		$63,176,195
Other Net Assets (0.82%)		519,568
Net Assets (100.00%)		$63,695,763

(a) Aggregate cost for federal income tax purposes is $58,074,224.

At February 29, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,101,971
Unrealized depreciation	—
Net unrealized appreciation	$5,101,971

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	Rate Effective as of February 29, 2020
***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/29/20

Security Description	Par Value	Value (Note 1)
Government National Mortgage Association (3.54%)
3.500%, 11/20/2044	$310,069	$326,617
5.000%, 03/15/2038	130,989	145,518
5.000%, 07/15/2020	1,885	1,893
5.500%, 01/15/2025	28,879	31,310
5.500%, 04/15/2036	112,364	127,900
6.000%, 01/15/2026	81,443	90,843
6.000%, 06/15/2038	59,069	67,222
Total Government National Mortgage Association (Cost $736,429)		791,303

United States Treasury Bonds (15.29%)
2.250%, 08/15/2046	500,000	560,537
2.750%, 08/15/2042	400,000	485,531
5.000%, 05/15/2037	500,000	779,863
6.000%, 02/15/2026	800,000	1,034,142
6.375%, 08/15/2027	400,000	554,422
Total United States Treasury Bonds (Cost $3,038,450)		3,414,495

United States Treasury Notes (80.49%)
2.000%, 02/15/2022	2,900,000	2,962,191
2.125%, 02/29/2024	1,300,000	1,362,105
2.125%, 05/15/2025	2,200,000	2,332,043
2.125%, 08/15/2021	1,200,000	1,219,969
2.250%, 08/15/2027	2,400,000	2,606,859
2.500%, 08/15/2023	2,200,000	2,320,442
2.625%, 08/15/2020	1,400,000	1,408,750
3.125%, 11/15/2028	1,200,000	1,401,773
3.625%, 02/15/2021	2,300,000	2,355,299
Total United States Treasury Notes (Cost $17,278,008)		17,969,431

Total Investments (Cost $21,052,887)(a) (99.32%)		22,175,229
Other Net Assets (0.68%)		151,025
Net Assets (100.00%)		22,326,254

(a) Aggregate cost for federal income tax purposes is $21,053,218.

At February 29, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,122,011
Unrealized depreciation	—
Net unrealized appreciation	$1,122,011

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/29/20

Security Description	Par Value	Value (Note 1)
United States Treasury Bills, DN(a) (98.99%)
03/26/2020	$4,800,000	$4,794,930
04/23/2020	4,200,000	4,189,743
05/21/2020	3,400,000	3,388,145
03/05/2020	1,100,000	1,099,817
04/02/2020	3,000,000	2,995,957
10/08/2020	2,500,000	2,480,913
04/16/2020	4,700,000	4,690,643
06/25/2020	1,800,000	1,791,215
03/10/2020	6,000,000	5,997,732
03/17/2020	4,600,000	4,596,969
Total United States Treasury Bills, DN (Cost $36,026,064)		36,026,064

Total Investments (Cost $36,026,064)(b) (98.99%)		$36,026,064
Other Net Assets (1.01%)		367,661
Net Assets (100.00%)		$36,393,725

(a) Discount Note. Yield to maturity is between 0.00% - 1.59%.

(b) Aggregate cost for federal income tax purposes is $36,026,064.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/29/20

Security Description	Shares	Value (Note 1)
Common Stock (99.84%)

Basic Materials (2.07%)
Air Products & Chemicals Inc	1,615	$354,670
Albemarle Corp	868	71,046
Celanese Corp	995	93,271
CF Industries Holdings Inc	1,795	66,164
Dow Inc	5,248	212,072
DuPont de Nemours Inc	5,264	225,826
Eastman Chemical Co	1,048	64,462
Ecolab Inc	1,768	319,036
FMC Corp	1,102	102,596
Freeport-McMoRan Inc	11,406	113,604
International Flavors & Fragrances Inc	683	81,810
International Paper Co	3,175	117,348
Linde PLC	3,817	729,085
LyondellBasell Industries NV - Class A	1,991	142,277
Newmont Corp	5,790	258,408
Nucor Corp	2,404	99,405
PPG Industries Inc	1,668	174,223
The Mosaic Co	2,068	35,218
The Sherwin-Williams Co	579	299,198
Total Basic Materials		3,559,719

Communications (15.00%)
Alphabet Inc - Class A*	2,115	2,832,514
Alphabet Inc - Class C*	2,098	2,809,914
Amazon.com Inc*(a)	2,924	5,508,085
Arista Networks Inc*	415	80,145
AT&T Inc	51,605	1,817,528
Booking Holdings Inc*	300	508,698
CDW Corp	1,116	127,470
CenturyLink Inc	7,576	91,442
Charter Communications Inc*	285	140,553
Cisco Systems Inc	29,982	1,197,181
Comcast Corp	32,032	1,295,054
Corning Inc	6,024	143,733
Discovery Inc - Class A*	1,116	28,681
Discovery Inc - Class C*	1,878	47,138
DISH Network Corp*	1,784	59,800
eBay Inc	5,568	192,876
Expedia Group Inc	1,079	106,411
F5 Networks Inc*	424	50,859
Facebook Inc*,(a)	16,990	3,270,065
Fox Corp - Class A	2,714	83,428
Fox Corp - Class B	1,242	37,819
Juniper Networks Inc	2,718	57,676
Motorola Solutions Inc	669	110,840
Netflix Inc*	3,092	1,141,041
News Corp - Class A	3,745	45,221
News Corp - Class B	910	11,320
NortonLifeLock Inc	4,015	76,405
Omnicom Group Inc	1,536	106,414
The Interpublic Group of Cos Inc	3,241	69,228
The Walt Disney Co	12,722	1,496,743
T-Mobile US Inc*	2,482	223,777
Twitter Inc*	5,110	169,652
VeriSign Inc*	689	130,738
Verizon Communications Inc	29,210	1,582,014
ViacomCBS Inc	3,816	93,912
Total Communications		25,744,375

Consumer, Cyclical (8.01%)
Advance Auto Parts Inc	548	72,873
Alaska Air Group Inc	963	48,593
American Airlines Group Inc	3,057	58,236
Aptiv PLC	709	55,380
AutoZone Inc*	173	178,624
Best Buy Co Inc	1,638	123,915
BorgWarner Inc	1,664	52,582
Capri Holdings Ltd*	1,328	34,289
CarMax Inc*	1,277	111,495
Carnival Corp	2,827	94,591
Chipotle Mexican Grill Inc*	196	151,622
Copart Inc*	1,585	133,901
Costco Wholesale Corp	3,105	872,940
Cummins Inc	1,114	168,537
Darden Restaurants Inc	933	90,968
Delta Air Lines Inc	4,086	188,487
Dollar General Corp	1,932	290,380
Dollar Tree Inc*	1,671	138,743
DR Horton Inc	2,495	132,909
Fastenal Co	4,028	137,838
Ford Motor Co	27,615	192,200
General Motors Co	8,873	270,627
Genuine Parts Co	1,170	102,071
Hanesbrands Inc	3,007	39,813
Harley-Davidson Inc	1,106	33,700
Hasbro Inc	950	73,388
Hilton Worldwide Holdings Inc	2,025	196,830
Kohl’s Corp	1,123	43,965
L Brands Inc	1,787	38,706
Las Vegas Sands Corp	2,613	152,364
Leggett & Platt Inc	1,017	40,334
Lennar Corp	2,200	132,748
Live Nation Entertainment Inc*	1,003	60,952
LKQ Corp*	2,347	69,424
Lowe’s Cos Inc	5,450	580,807
Macy’s Inc	2,961	39,174

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Marriott International Inc	1,930	$239,320
McDonald’s Corp	5,363	1,041,334
MGM Resorts International	3,988	97,945
Mohawk Industries Inc*	459	55,608
Newell Brands Inc	2,691	41,522
NIKE Inc - Class B	8,841	790,209
Nordstrom Inc	1,123	38,968
Norwegian Cruise Line Holdings Ltd*	1,599	59,579
NVR Inc*	26	95,347
O’Reilly Automotive Inc*	540	199,109
PACCAR Inc	2,601	174,007
PulteGroup Inc	1,988	79,918
PVH Corp	574	42,539
Ralph Lauren Corp	449	47,374
Ross Stores Inc	2,575	280,109
Royal Caribbean Cruises Ltd	1,236	99,387
Southwest Airlines Co	3,416	157,785
Tapestry Inc	2,156	50,558
Target Corp	3,608	371,624
The Gap Inc	2,194	31,440
The Home Depot Inc	7,734	1,684,775
The TJX Cos Inc	8,538	510,572
Tiffany & Co	767	102,464
Tractor Supply Co	842	74,525
Ulta Beauty Inc*	468	120,318
Under Armour Inc - Class A*	1,210	17,170
Under Armour Inc - Class C*	1,218	15,201
United Airlines Holdings Inc*	1,732	106,674
VF Corp	2,305	165,960
Walgreens Boots Alliance Inc	5,357	245,136
Walmart Inc	10,043	1,081,430
Whirlpool Corp	570	72,880
WW Grainger Inc	341	94,641
Wynn Resorts Ltd	526	56,797
Yum! Brands Inc	2,149	191,798
Total Consumer, Cyclical		13,738,029

Consumer, Non-Cyclical (21.96%)
Abbott Laboratories	12,482	961,488
AbbVie Inc	10,441	894,898
ABIOMED Inc*	354	53,192
Alexion Pharmaceuticals Inc*	1,730	162,672
Align Technology Inc*	513	112,014
Allergan PLC	2,316	441,592
Altria Group Inc	13,193	532,601
AmerisourceBergen Corp	1,173	98,907
Amgen Inc	4,235	845,857
Anthem Inc	1,806	464,305
Archer-Daniels-Midland Co	3,933	148,077
Automatic Data Processing Inc	3,064	474,123
Avery Dennison Corp	649	74,304
Baxter International Inc	3,605	300,909
Becton Dickinson and Co	1,906	453,285
Biogen Inc*	1,302	401,524
Boston Scientific Corp*	9,837	367,805
Bristol-Myers Squibb Co	16,557	977,856
Brown-Forman Corp	1,285	78,912
Campbell Soup Co	1,449	65,379
Cardinal Health Inc	2,105	109,713
Centene Corp*	3,919	207,785
Church & Dwight Co Inc	1,996	138,762
Cigna Corp	2,666	487,718
Cintas Corp	640	170,714
Colgate-Palmolive Co	6,059	409,407
Conagra Brands Inc	2,987	79,723
Constellation Brands Inc	1,181	203,581
Corteva Inc	5,828	158,522
Coty Inc	3,684	34,003
CVS Health Corp	2,296	135,877
Danaher Corp	4,509	651,911
DaVita Inc*	747	57,982
DENTSPLY SIRONA Inc	1,160	57,118
Edwards Lifesciences Corp*	1,468	300,705
Eli Lilly & Co	6,000	756,780
Equifax Inc	870	123,575
FleetCor Technologies Inc*	611	162,398
Gartner Inc*	714	92,384
General Mills Inc	4,262	208,838
Gilead Sciences Inc	8,944	620,356
Global Payments Inc	2,136	392,960
H&R Block Inc	1,994	41,216
HCA Healthcare Inc	1,878	238,525
Henry Schein Inc*	1,256	76,541
Hologic Inc*	2,135	100,601
Hormel Foods Corp	2,128	88,525
Humana Inc	654	209,071
IDEXX Laboratories Inc*	608	154,742
IHS Markit Ltd	2,832	201,752
Illumina Inc*	1,038	275,765
Incyte Corp*	1,363	102,784
Intuitive Surgical Inc*	813	434,109
IQVIA Holdings Inc*	1,146	159,856
Johnson & Johnson(a)	18,538	2,492,990
Kellogg Co	1,816	109,814
Kimberly-Clark Corp	2,430	318,792
Laboratory Corp of America Holdings*	705	123,861
Lamb Weston Holdings Inc	1,124	97,664
MarketAxess Holdings Inc	296	96,002
McCormick & Co Inc	975	142,535
McKesson Corp	1,282	179,301
Medtronic PLC	9,475	953,848
Merck & Co Inc	18,082	1,384,358
Molson Coors Beverage Co	1,200	59,532
Mondelez International Inc	10,185	537,768
Monster Beverage Corp*	2,732	170,504
Moody’s Corp	1,149	275,794
Mylan NV*	3,101	53,306
Nielsen Holdings PLC	1,879	34,217
PayPal Holdings Inc*	8,310	897,397
PepsiCo Inc	9,874	1,303,664
Perrigo Co PLC	677	34,317
Pfizer Inc	39,062	1,305,452
Philip Morris International Inc	10,988	899,588
Quanta Services Inc	1,004	38,283
Quest Diagnostics Inc	951	100,863
Regeneron Pharmaceuticals Inc*	562	249,848
ResMed Inc	1,127	179,148
Robert Half International Inc	1,032	52,023
Rollins Inc	462	17,297
S&P Global Inc	1,739	462,417
STERIS PLC	603	95,648
Stryker Corp	2,266	431,877
Sysco Corp	3,758	250,471
Teleflex Inc	362	121,277
The Clorox Co	943	150,333
The Coca-Cola Co	27,179	1,453,805
The Cooper Cos Inc	374	121,389
The Estee Lauder Cos Inc	1,562	286,783
The Hershey Co	1,114	160,405
The JM Smucker Co	823	84,761
The Kraft Heinz Co	4,282	106,065
The Kroger Co	6,162	173,337
The Procter & Gamble Co	17,674	2,001,227
Thermo Fisher Scientific Inc	2,828	822,382
Tyson Foods Inc	2,081	141,154
United Rentals Inc*	544	72,069
UnitedHealth Group Inc	6,692	1,706,192
Universal Health Services Inc	683	84,514
Varian Medical Systems Inc*	643	79,070
Verisk Analytics Inc	1,197	185,667
Vertex Pharmaceuticals Inc*	1,815	406,614
Zimmer Biomet Holdings Inc	1,338	182,169
Zoetis Inc	3,372	449,252
Total Consumer, Non-Cyclical		37,691,043

Energy (3.60%)
Apache Corp	2,792	69,577
Baker Hughes Co	3,384	54,449
Cabot Oil & Gas Corp	3,164	44,075
Chevron Corp(a)	13,407	1,251,409
Cimarex Energy Co	657	21,714
Concho Resources Inc	1,114	75,774
ConocoPhillips	7,840	379,613
Devon Energy Corp	2,767	44,936
Diamondback Energy Inc	1,217	75,454
EOG Resources Inc	4,098	259,239
Exxon Mobil Corp(a)	29,881	1,537,079
Halliburton Co	6,883	116,736
Helmerich & Payne Inc	805	29,696
Hess Corp	1,823	102,416
HollyFrontier Corp	508	17,109
Kinder Morgan Inc	13,749	263,568
Marathon Oil Corp	5,187	42,948
Marathon Petroleum Corp	4,649	220,456
National Oilwell Varco Inc	3,192	59,722
Noble Energy Inc	2,616	41,411
Occidental Petroleum Corp	6,317	206,819
ONEOK Inc	2,916	194,556
Phillips 66	3,167	237,082
Pioneer Natural Resources Co	1,287	158,018
Schlumberger Ltd	9,767	264,588
TechnipFMC PLC	3,637	53,973
The Williams Cos Inc	8,559	163,049
Valero Energy Corp	2,926	193,848
Total Energy		6,179,314

Financial (17.05%)
Aflac Inc	5,228	224,020
Alexandria Real Estate Equities Inc	700	106,316
Alliance Data Systems Corp	400	34,352
American Express Co	1,201	132,026
American International Group Inc	6,143	258,989
American Tower Corp	3,126	708,977
Ameriprise Financial Inc	924	130,561
Aon PLC	1,665	346,320
Apartment Investment & Management Co	1,069	51,141
Arthur J Gallagher & Co	1,374	133,951
Assurant Inc	431	51,974
AvalonBay Communities Inc	1,044	209,416
Bank of America Corp	57,641	1,642,769
Berkshire Hathaway Inc*	13,848	2,857,396
BlackRock Inc	829	383,835
Boston Properties Inc	1,078	138,997

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Capital One Financial Corp	3,321	$293,111
Cboe Global Markets Inc	706	80,484
CBRE Group Inc*	2,058	115,536
Chubb Ltd	3,218	466,707
Cincinnati Financial Corp	1,179	109,930
Citigroup Inc	15,544	986,422
Citizens Financial Group Inc	3,157	100,045
CME Group Inc	2,529	502,816
Comerica Inc	1,054	55,483
Crown Castle International Corp	2,936	420,699
Digital Realty Trust Inc	1,471	176,682
Discover Financial Services	2,247	147,358
Duke Realty Corp	2,792	90,656
E*TRADE Financial Corp	1,181	54,066
Equinix Inc	599	343,107
Equity Residential	2,461	184,821
Essex Property Trust Inc	463	131,196
Everest Re Group Ltd	326	80,809
Extra Space Storage Inc	949	95,242
Federal Realty Investment Trust	548	63,754
Fifth Third Bancorp	5,427	132,419
First Republic Bank	1,295	130,238
Franklin Resources Inc	1,991	43,324
Globe Life Inc	774	71,719
Healthpeak Properties Inc	3,020	95,553
Host Hotels & Resorts Inc	5,173	74,905
Huntington Bancshares Inc	8,009	98,270
Intercontinental Exchange Inc	3,957	353,044
Invesco Ltd	3,410	49,104
Iron Mountain Inc	1,369	41,631
JPMorgan Chase & Co	21,231	2,465,131
KeyCorp	6,704	109,610
Kimco Realty Corp	2,994	51,946
Lincoln National Corp	1,590	72,170
Loews Corp	1,836	83,777
M&T Bank Corp	944	132,519
Marsh & McLennan Cos Inc	3,575	373,802
Mastercard Inc	6,305	1,830,026
MetLife Inc	5,621	240,129
Mid-America Apartment Communities Inc	858	110,905
Morgan Stanley	8,871	399,461
Nasdaq Inc	814	83,476
Northern Trust Corp	1,610	141,294
People’s United Financial Inc	2,887	40,389
Principal Financial Group Inc	2,041	90,600
Prologis Inc	4,457	375,636
Prudential Financial Inc	2,839	214,203
Public Storage	1,035	216,439
Raymond James Financial Inc	1,004	83,965
Realty Income Corp	2,475	179,165
Regency Centers Corp	1,109	63,701
Regions Financial Corp	7,046	95,262
SBA Communications Corp	798	211,542
Simon Property Group Inc	2,175	267,699
SL Green Realty Corp	740	58,046
State Street Corp	2,631	179,197
SVB Financial Group*	411	85,554
Synchrony Financial	4,709	137,032
T Rowe Price Group Inc	1,663	196,251
The Allstate Corp	2,324	244,601
The Bank of New York Mellon Corp	6,058	241,714
The Charles Schwab Corp	8,216	334,802
The Goldman Sachs Group Inc	2,285	458,759
The Hartford Financial Services Group Inc	2,553	127,522
The PNC Financial Services Group Inc	3,144	397,402
The Progressive Corp	4,123	301,639
The Travelers Cos Inc	1,838	220,211
The Western Union Co	3,270	73,215
Truist Financial Corp	9,682	446,727
UDR Inc	2,033	91,444
Unum Group	1,473	34,336
US Bancorp	10,127	470,298
Ventas Inc	2,904	156,148
Visa Inc	12,196	2,216,745
Vornado Realty Trust	1,244	66,654
Wells Fargo & Co	27,403	1,119,413
Welltower Inc	2,792	208,897
Weyerhaeuser Co	5,770	149,905
Willis Towers Watson PLC	996	188,493
WR Berkley Corp	1,033	69,356
Zions Bancorp NA	1,054	42,106
Total Financial		29,249,485

Industrial (8.64%)
3M Co	1,016	151,628
Agilent Technologies Inc	2,185	168,398
Allegion plc	703	80,838
Amcor PLC	12,762	118,942
AMETEK Inc	1,612	138,632
Amphenol Corp	2,100	192,528
AO Smith Corp	1,152	45,562
Arconic Inc	2,478	72,729
Ball Corp	2,268	159,803
Caterpillar Inc	3,973	493,606
CH Robinson Worldwide Inc	956	65,868
CSX Corp	5,637	397,127
Deere & Co	2,223	347,855
Dover Corp	1,027	105,514
Eaton Corp PLC	2,966	269,076
Emerson Electric Co	4,344	278,494
Expeditors International of Washington Inc	1,205	84,856
FedEx Corp	1,694	239,142
FLIR Systems Inc	1,158	49,180
Flowserve Corp	1,128	45,334
Fortive Corp	2,318	160,313
Fortune Brands Home & Security Inc	1,197	73,915
Garmin Ltd	806	71,242
General Dynamics Corp	1,652	263,808
General Electric Co	61,634	670,578
Honeywell International Inc	5,081	823,986
Huntington Ingalls Industries Inc	358	73,580
IDEX Corp	585	86,580
Illinois Tool Works Inc	2,078	348,647
Ingersoll Rand Inc*	1,706	220,142
Jacobs Engineering Group Inc	962	88,831
JB Hunt Transport Services Inc	690	66,544
Johnson Controls International plc	5,619	205,487
Kansas City Southern	811	122,201
Keysight Technologies Inc*	1,479	140,150
L3Harris Technologies Inc	1,576	311,622
Lockheed Martin Corp	1,755	649,122
Martin Marietta Materials Inc	463	105,346
Masco Corp	2,044	84,458
Mettler-Toledo International Inc*	173	121,394
Norfolk Southern Corp	1,860	339,171
Northrop Grumman Corp	1,111	365,341
Old Dominion Freight Line Inc	454	87,985
Packaging Corp of America	752	68,146
Parker-Hannifin Corp	907	167,586
Pentair PLC	1,542	60,739
PerkinElmer Inc	784	67,769
Raytheon Co	1,966	370,709
Republic Services Inc	1,694	152,900
Rockwell Automation Inc	902	165,517
Roper Technologies Inc	734	258,148
Sealed Air Corp	1,091	33,068
Snap-on Inc	424	61,374
Stanley Black & Decker Inc	1,071	153,903
TE Connectivity Ltd	2,372	196,568
Textron Inc	1,625	65,975
The Boeing Co	3,775	1,038,540
TransDigm Group Inc	370	206,390
Union Pacific Corp	4,975	795,055
United Parcel Service Inc	4,931	446,206
United Technologies Corp	5,728	748,020
Vulcan Materials Co	956	114,969
Waste Management Inc	2,756	305,392
Waters Corp*	515	100,368
Westinghouse Air Brake Technologies Corp	1,272	87,386
Westrock Co	1,985	66,001
Xylem Inc	1,498	115,855
Total Industrial		14,832,139

Technology (19.96%)
Accenture PLC	4,499	812,474
Activision Blizzard Inc	5,269	306,287
Adobe Inc*	3,428	1,183,071
Advanced Micro Devices Inc*	7,666	348,650
Akamai Technologies Inc*	1,165	100,784
Analog Devices Inc	2,620	285,711
ANSYS Inc*	593	143,619
Apple Inc(a)	29,324	8,016,009
Applied Materials Inc	6,523	379,117
Autodesk Inc*	1,550	295,864
Broadcom Inc	2,811	766,335
Broadridge Financial Solutions Inc	913	95,281
Cadence Design Systems Inc*	2,246	148,550
Cerner Corp	2,120	146,852
Citrix Systems Inc	949	98,117
Cognizant Technology Solutions Corp	3,900	237,627
DXC Technology Co	2,234	53,862
Electronic Arts Inc*	2,081	210,951
Fidelity National Information Services Inc	4,332	605,267
Fiserv Inc*	4,031	440,830
Fortinet Inc*	1,141	116,450
Hewlett Packard Enterprise Co	9,220	117,924
HP Inc	10,465	217,567
Intel Corp	28,986	1,609,303
International Business Machines Corp	6,256	814,218
Intuit Inc	1,836	488,101
IPG Photonics Corp*	299	38,164
Jack Henry & Associates Inc	607	92,106
KLA Corp	1,217	187,065
Lam Research Corp	720	211,270
Leidos Holdings Inc	1,042	106,961

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Maxim Integrated Products Inc	2,142	$119,138
Microchip Technology Inc	1,837	166,634
Micron Technology Inc*	7,795	409,705
Microsoft Corp(a)	53,562	8,677,580
MSCI Inc	598	176,673
NetApp Inc	1,835	85,731
NVIDIA Corp	4,301	1,161,571
Oracle Corp	15,548	769,004
Paychex Inc	2,454	190,136
Qorvo Inc*	831	83,582
QUALCOMM Inc	8,064	631,411
salesforce.com Inc*	6,193	1,055,287
Seagate Technology PLC	1,826	87,557
ServiceNow Inc*	1,342	437,613
Skyworks Solutions Inc	1,212	121,418
Synopsys Inc*	1,189	163,999
Take-Two Interactive Software Inc*	902	96,947
Texas Instruments Inc	6,593	752,525
Western Digital Corp	2,052	114,009
Xerox Holdings Corp	1,468	47,270
Xilinx Inc	1,784	148,946
Zebra Technologies Corp*	383	80,802
Total Technology		34,251,925

Utilities (3.55%)
AES Corp	4,674	78,196
Alliant Energy Corp	1,758	91,627
Ameren Corp	1,808	142,832
American Electric Power Co Inc	3,645	325,353
American Water Works Co Inc	1,374	169,909
Atmos Energy Corp	927	95,713
CenterPoint Energy Inc	2,979	68,577
CMS Energy Corp	2,062	124,586
Consolidated Edison Inc	2,227	175,532
Dominion Energy Inc	5,804	453,757
DTE Energy Co	1,258	140,481
Duke Energy Corp	5,145	471,797
Edison International	2,433	163,473
Entergy Corp	1,304	152,451
Evergy Inc	1,919	125,407
Eversource Energy	2,274	196,610
Exelon Corp	6,861	295,778
FirstEnergy Corp	4,167	185,557
NextEra Energy Inc	3,451	872,274
NiSource Inc	2,050	55,391
NRG Energy Inc	1,956	64,959
Pinnacle West Capital Corp	806	72,129
PPL Corp	5,573	167,246
Public Service Enterprise Group Inc	3,861	198,108
Sempra Energy	1,939	271,033
The Southern Co	7,566	456,684
WEC Energy Group Inc	2,388	220,484
Xcel Energy Inc	3,728	232,329
Total Utilities		6,068,273

Total Common Stock (Cost $66,923,889)		171,314,302

Security Description	Shares	Value (Note 1)
United States Treasury Bills (0.06%)
1.38%, 03/10/20	100,000	$99,958
United States Treasury Bills (Cost $99,958)		99,958

Total Investments (Cost $67,023,847) (99.90%)(b)		$171,414,260
Other Net Assets (0.10%)		179,324
Net Assets (100.00%)		$171,593,584

* Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $67,076,492.
At February 29, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$107,804,966
Unrealized depreciation	(3,467,198)
Net unrealized appreciation	$104,337,768

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c) Futures contracts at February 29, 2020:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Depreciation
2 / MAR 2019 / Long / CME	$278,758	$295,111	$(16,353)

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/29/20

Security Description	Shares	Value (Note 1)
Common Stock (99.82%)

Basic Materials (4.10%)
Allegheny Technologies Inc*	8,230	$140,651
Ashland Global Holdings Inc	3,779	270,350
Cabot Corp	3,619	135,278
Carpenter Technology Corp	3,157	116,020
Commercial Metals Co	7,857	143,469
Compass Minerals International Inc	2,257	123,119
Domtar Corp	3,578	102,939
Ingevity Corp*	2,614	117,735
Minerals Technologies Inc	2,347	105,310
NewMarket Corp	469	182,249
Olin Corp	10,144	164,231
PolyOne Corp	5,185	128,381
Reliance Steel & Aluminum Co	4,306	440,461
Royal Gold Inc	4,256	410,576
RPM International Inc	8,223	527,177
Sensient Technologies Corp	2,819	138,638
Steel Dynamics Inc	13,688	364,511
The Chemours Co	10,925	162,346
United States Steel Corp(a)	11,778	94,460
Valvoline Inc	12,016	234,312
Total Basic Materials		4,102,213

Communications (4.16%)
AMC Networks Inc*	3,034	94,054
Cable One Inc	319	501,793
Ciena Corp*	9,536	366,659
Etsy Inc*	7,352	425,019
FactSet Research Systems Inc	2,410	641,036
Grubhub Inc*	5,810	279,519
InterDigital Inc	1,977	104,564
John Wiley & Sons Inc	3,002	111,644
LogMeIn Inc	3,107	264,825
Meredith Corp	2,763	72,805
TEGNA Inc	13,521	193,621
Telephone & Data Systems Inc	6,361	128,111
The New York Times Co	9,283	347,741
TripAdvisor Inc	6,675	156,529
ViaSat Inc*	3,664	210,680
World Wrestling Entertainment Inc	2,835	132,593
Yelp Inc*	4,150	129,771
Total Communications		4,160,964

Consumer, Cyclical (14.13%)
Adient PLC*	5,796	138,698
American Eagle Outfitters Inc	9,797	126,185
AutoNation Inc*	3,804	162,545
Bed Bath & Beyond Inc	8,029	86,793
BJ’s Wholesale Club Holdings Inc*	7,686	148,032
Boyd Gaming Corp	5,140	137,289
Brinker International Inc	2,374	81,547
Brunswick Corp	5,182	275,682
Caesars Entertainment Corp*	35,499	451,192
Carter’s Inc	2,814	257,397
Casey’s General Stores Inc	2,360	384,727

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Choice Hotels International Inc	2,018	$184,203
Churchill Downs Inc	2,252	282,941
Cinemark Holdings Inc	1,725	44,781
Columbia Sportswear Co	1,844	149,917
Cracker Barrel Old Country Store Inc	1,533	219,725
Dana Inc	9,018	129,679
Deckers Outdoor Corp*	1,823	316,837
Delphi Technologies PLC*	6,288	88,787
Dick’s Sporting Goods Inc	4,040	147,096
Dillard’s Inc	649	36,532
Domino’s Pizza Inc	2,098	712,187
Dunkin’ Brands Group Inc	5,288	351,758
Eldorado Resorts Inc*	4,262	213,867
FirstCash Inc	2,750	211,530
Five Below Inc*	3,605	349,505
Foot Locker Inc	6,917	250,741
Healthcare Services Group Inc	4,708	129,658
Herman Miller Inc	3,918	134,152
HNI Corp	2,950	96,849
Jack in the Box Inc	1,502	103,428
JetBlue Airways Corp*	18,542	292,593
KAR Auction Services Inc	8,402	161,739
KB Home	5,633	183,579
Lear Corp	3,496	388,755
Marriott Vacations Worldwide Corp	2,434	235,563
Mattel Inc*	21,715	256,020
MSC Industrial Direct Co Inc	2,861	176,867
Nu Skin Enterprises Inc	3,686	90,381
Ollie’s Bargain Outlet Holdings Inc*	3,572	181,708
Papa John’s International Inc	1,527	87,970
Penn National Gaming Inc*	6,066	179,372
Polaris Inc	3,600	297,108
Pool Corp	2,483	523,814
Resideo Technologies Inc*	7,802	83,872
RH*	1,037	188,112
Sally Beauty Holdings Inc*	8,063	100,304
Scientific Games Corp*	3,739	68,199
Six Flags Entertainment Corp	4,962	125,439
Skechers U.S.A. Inc*	8,522	281,908
Tempur Sealy International Inc*	2,886	215,729
Texas Roadhouse Inc	4,276	240,397
The Cheesecake Factory Inc	2,829	100,797
The Goodyear Tire & Rubber Co	14,506	140,491
The Scotts Miracle-Gro Co	2,517	266,777
The Toro Co	6,804	486,010
The Wendy’s Co	12,144	229,279
Thor Industries Inc	3,464	261,220
Toll Brothers Inc	7,530	278,836
TRI Pointe Group Inc*	8,846	135,609
Urban Outfitters Inc*	3,844	90,372
Visteon Corp*	1,883	122,470
Watsco Inc	1,930	302,971
Williams-Sonoma Inc	4,915	306,647
World Fuel Services Corp	4,193	118,578
Wyndham Destinations Inc	5,771	230,263
Wyndham Hotels & Resorts Inc	6,111	311,355
Total Consumer, Cyclical		14,145,364

Consumer, Non-Cyclical (16.38%)
Aaron’s Inc	4,266	167,782
Acadia Healthcare Co Inc*	5,855	173,308
Adtalem Global Education Inc*	3,430	105,884
Amedisys Inc*	1,976	343,844
Arrowhead Pharmaceuticals Inc*	6,360	224,890
ASGN Inc*	3,354	170,081
Avanos Medical Inc*	3,165	102,578
Avis Budget Group Inc*	3,622	117,262
Bio-Rad Laboratories Inc*	1,366	480,859
Bio-Techne Corp	2,450	462,781
Cantel Medical Corp	2,540	160,274
Catalent Inc*	9,318	480,157
Charles River Laboratories International Inc*	3,145	489,268
Chemed Corp	1,027	428,896
CoreLogic Inc	5,052	229,209
Deluxe Corp	2,674	89,044
Edgewell Personal Care Co*	3,430	104,135
Encompass Health Corp	3,111	232,827
Exelixis Inc*	19,304	358,861
Flowers Foods Inc	12,448	268,005
FTI Consulting Inc*	2,414	271,792
Globus Medical Inc*	5,100	230,673
Graham Holdings Co	276	138,795
Grand Canyon Education Inc*	3,063	247,123
Haemonetics Corp*	3,299	357,381
HealthEquity Inc*	4,503	319,668
Helen of Troy Ltd*	1,611	265,171
Hill-Rom Holdings Inc	4,267	409,845
ICU Medical Inc*	1,078	211,083
Ingredion Inc	4,265	355,275
Insperity Inc	2,388	160,641
Integra LifeSciences Holdings Corp*	4,527	235,857
Lancaster Colony Corp	1,325	191,396
Ligand Pharmaceuticals Inc*	1,105	103,428
LivaNova PLC*	2,983	207,975
LiveRamp Holdings Inc*	4,309	152,711
ManpowerGroup Inc	3,794	288,116
Masimo Corp*	2,951	481,987
MEDNAX Inc*	5,317	90,868
Molina Healthcare Inc*	3,949	483,950
Nektar Therapeutics*	11,587	241,125
NuVasive Inc*	2,872	189,006
Patterson Cos Inc	5,856	139,314
Penumbra Inc*	2,046	339,350
Pilgrim’s Pride Corp*	3,372	71,352
Post Holdings Inc*,(a)	4,222	427,520
PRA Health Sciences Inc*	4,018	378,496
Prestige Consumer Healthcare Inc*	3,212	120,000
Repligen Corp*	2,944	252,006
Sabre Corp	17,430	237,309
Sanderson Farms Inc	1,299	160,504
Service Corp International	11,703	559,286
Sprouts Farmers Market Inc*	7,859	125,587
Syneos Health Inc*	3,956	250,613
Tenet Healthcare Corp*	5,708	150,006
The Boston Beer Co Inc*	612	226,923
The Brink’s Co	3,178	248,806
The Hain Celestial Group Inc*	5,120	121,498
Tootsie Roll Industries Inc	1,065	34,165
TreeHouse Foods Inc*	3,798	144,742
United Therapeutics Corp*,(a)	2,770	285,199
West Pharmaceutical Services Inc	4,704	708,234
WEX Inc*,(a)	2,764	517,531
WW International Inc*	2,743	82,290
Total Consumer, Non-Cyclical		16,404,542

Energy (2.17%)
Antero Midstream Corp	18,783	81,894
Apergy Corp*	4,921	91,531
Chesapeake Energy Corp*	66,369	18,251
CNX Resources Corp*	13,127	69,704
Core Laboratories NV	2,429	65,194
EQT Corp	17,285	101,463
Equitrans Midstream Corp	12,947	91,406
First Solar Inc*	4,838	221,435
Matador Resources Co*	7,147	68,897
Murphy Oil Corp	8,937	168,462
Murphy USA Inc*	1,900	185,250
NOW Inc*	6,912	61,033
Patterson-UTI Energy Inc	12,375	70,909
PBF Energy Inc	6,167	138,079
SolarEdge Technologies Inc*	3,060	381,643
Transocean Ltd*	31,902	106,872
WPX Energy Inc*	26,816	250,193
Total Energy		2,172,216

Financial (26.49%)
Banks (6.62%)
Associated Banc-Corp	10,219	173,008
BancorpSouth Bank	5,929	145,083
Bank of Hawaii Corp	2,558	190,366
Bank OZK	7,680	194,995
Cathay General Bancorp	5,088	156,609
Commerce Bancshares Inc(a)	6,569	400,972
Cullen/Frost Bankers Inc	3,582	280,793
East West Bancorp Inc	9,157	354,742
First Financial Bankshares Inc	8,618	247,681
First Horizon National Corp	19,667	262,161
FNB Corp	20,401	205,846
Fulton Financial Corp	10,532	152,187
Hancock Whitney Corp	5,540	185,590
Home BancShares Inc	9,497	159,170
International Bancshares Corp	3,830	130,603
PacWest Bancorp(a)	7,407	234,357
Pinnacle Financial Partners Inc	4,571	240,617
Prosperity Bancshares Inc	5,993	387,148
Signature Bank	3,457	432,471
Synovus Financial Corp	9,310	270,176
TCF Financial Corp	9,659	351,974
Texas Capital Bancshares Inc*	3,137	147,690
Trustmark Corp	4,082	109,806
UMB Financial Corp	2,730	158,750
Umpqua Holdings Corp	13,990	215,306
United Bankshares Inc	6,421	185,438
Valley National Bancorp	24,884	231,421
Webster Financial Corp	5,802	220,302
Wintrust Financial Corp	3,775	201,623
		6,626,885
Diversified Financial Service (3.13%)
Affiliated Managers Group Inc	3,130	235,439
Eaton Vance Corp(a)	7,156	295,257
Evercore Inc	2,483	165,417
Federated Hermes Inc	6,103	176,072
Interactive Brokers Group Inc	5,053	258,208
Janus Henderson Group PLC	10,023	212,488
Jefferies Financial Group Inc	14,922	294,113
Legg Mason Inc	5,152	256,673
LendingTree Inc*	497	137,083
Navient Corp	12,955	145,485
SEI Investments Co	8,061	441,017
SLM Corp	26,808	277,999

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Stifel Financial Corp	4,408	$239,972
		3,135,223
Insurance (5.27%)
Alleghany Corp	895	601,664
American Financial Group Inc	4,721	436,315
Brighthouse Financial Inc*	7,005	251,059
Brown & Brown Inc	14,935	642,354
CNO Financial Group Inc	9,839	157,621
First American Financial Corp	7,073	403,868
Genworth Financial Inc*	33,537	130,794
Kemper Corp	3,706	255,121
Mercury General Corp	1,883	81,553
Old Republic International Corp	17,345	342,043
Primerica Inc	2,671	297,389
Reinsurance Group of America Inc	3,976	485,191
RenaissanceRe Holdings Ltd	2,830	482,232
RLI Corp	2,535	203,763
Selective Insurance Group Inc	3,754	209,398
The Hanover Insurance Group Inc	2,522	298,958
		5,279,323
Real Estate (10.79%)
American Campus Communities Inc	8,739	379,622
Brixmor Property Group Inc	18,675	340,072
Camden Property Trust(a)	6,176	654,532
CoreCivic Inc	8,052	119,250
CoreSite Realty Corp	2,417	250,715
Corporate Office Properties Trust	7,042	178,444
Cousins Properties Inc	9,324	332,774
CyrusOne Inc	7,218	437,266
Diversified Healthcare Trust	15,114	95,067
Douglas Emmett Inc	10,442	398,676
EastGroup Properties Inc	2,449	307,913
EPR Properties	4,984	295,252
First Industrial Realty Trust Inc	8,145	313,583
Healthcare Realty Trust Inc	7,860	269,598
Highwoods Properties Inc	6,585	295,535
JBG SMITH Properties	7,505	275,283
Jones Lang LaSalle Inc	3,095	457,348
Kilroy Realty Corp	2,904	211,092
Lamar Advertising Co(a)	5,450	456,383
Life Storage Inc	2,963	319,737
Mack-Cali Realty Corp	6,019	114,241
Medical Properties Trust Inc	31,598	667,666
National Retail Properties Inc(a)	10,988	558,740
Omega Healthcare Investors Inc	14,003	554,519
Park Hotels & Resorts Inc	15,046	274,740
Pebblebrook Hotel Trust	8,704	175,908
PotlatchDeltic Corp	4,270	156,880
PS Business Parks Inc	1,333	198,017
Rayonier Inc	8,221	218,103
Sabra Health Care REIT Inc	11,960	233,818
Service Properties Trust	10,273	185,736
Spirit Realty Capital Inc	5,819	264,765
Taubman Centers Inc	4,147	215,893
The GEO Group Inc	8,190	119,902
The Macerich Co	7,000	142,940
Urban Edge Properties	7,463	120,901
Weingarten Realty Investors	7,564	203,699
		10,794,610
Savings&Loans (0.68%)
New York Community Bancorp Inc	29,569	319,641
Sterling Bancorp	12,937	214,495
Washington Federal Inc	5,017	150,460
		684,596

Total Financial		26,520,637

Industrial (19.23%)
Acuity Brands Inc	2,541	261,367
AECOM*	10,051	451,692
AGCO Corp	3,988	240,995
AptarGroup Inc	4,061	410,445
Arrow Electronics Inc*	5,299	355,351
Avnet Inc	6,586	202,058
Axon Enterprise Inc*	3,770	291,685
Belden Inc	2,454	97,988
Carlisle Cos Inc	3,594	522,172
Clean Harbors Inc*	3,262	226,774
Cognex Corp	10,881	484,640
Coherent Inc*	1,534	197,441
Colfax Corp*	5,274	176,521
Crane Co	3,241	220,226
Curtiss-Wright Corp(a)	2,726	326,956
Donaldson Co Inc	8,108	365,509
Dycom Industries Inc*	2,187	64,648
Eagle Materials Inc	2,715	214,295
EMCOR Group Inc	3,558	273,681
Energizer Holdings Inc	4,237	182,149
EnerSys	2,684	165,281
Fluor Corp	9,323	86,890
GATX Corp	2,265	162,015
Gentex Corp	16,182	432,059
Graco Inc	10,601	522,841
Greif Inc	1,668	58,948
Hubbell Inc(a)	1,733	230,905
II-VI Inc*	5,481	162,731
ITT Inc	5,590	336,239
Jabil Inc	8,945	286,687
KBR Inc	9,024	234,263
Kennametal Inc	5,164	143,559
Kirby Corp*	3,748	238,935
Knight-Swift Transportation Holdings Inc	7,730	246,896
Landstar System Inc	2,521	254,545
Lennox International Inc	2,257	514,889
Lincoln Electric Holdings Inc	3,934	322,155
Littelfuse Inc	1,556	248,462
Louisiana-Pacific Corp	7,462	212,294
MasTec Inc*	3,637	178,504
MDU Resources Group Inc	12,730	353,003
Mercury Systems Inc*	3,554	261,077
MSA Safety Inc	2,262	275,218
National Instruments Corp	7,468	300,811
Nordson Corp	3,253	472,661
nVent Electric PLC	9,847	236,426
O-I Glass Inc	10,422	112,558
Oshkosh Corp	4,279	308,730
Owens Corning	7,022	396,673
Regal Beloit Corp	2,601	201,942
Ryder System Inc	3,329	126,635
Silgan Holdings Inc	5,244	150,136
Sonoco Products Co	6,387	307,917
Stericycle Inc*	5,784	332,175
SYNNEX Corp	2,615	326,953
Tech Data Corp*	2,260	321,801
Teledyne Technologies Inc*	2,237	754,585
Terex Corp	4,504	99,133
Tetra Tech Inc	3,538	286,118
The Timken Co	4,306	193,081
Trex Co Inc*	3,790	362,514
Trimble Inc*	15,828	624,889
Trinity Industries Inc	6,479	131,848
Universal Display Corp	2,734	434,132
Valmont Industries Inc	1,376	159,919
Vishay Intertechnology Inc	8,408	157,230
Werner Enterprises Inc	2,813	94,517
Woodward Inc	3,512	362,438
Worthington Industries Inc	2,344	74,540
XPO Logistics Inc*	5,791	428,360
Total Industrial		19,253,711

Technology (8.96%)
ACI Worldwide Inc*	7,367	205,318
Allscripts Healthcare Solutions Inc*	11,090	83,620
Blackbaud Inc	3,124	211,807
Cabot Microelectronics Corp	1,849	257,529
CACI International Inc*	1,592	390,072
CDK Global Inc	7,781	358,082
Ceridian HCM Holding Inc*	6,339	448,357
Cirrus Logic Inc*	3,710	254,654
CommVault Systems Inc*	2,668	111,256
Cree Inc*	6,918	309,442
Cypress Semiconductor Corp(a)	23,536	543,446
Fair Isaac Corp*	1,774	667,077
J2 Global Inc	2,941	256,838
Lumentum Holdings Inc*	4,462	347,233
Manhattan Associates Inc*	4,173	281,093
MAXIMUS Inc	4,033	254,160
MKS Instruments Inc	3,443	344,954
Monolithic Power Systems Inc	2,566	407,070
NCR Corp*	8,002	201,650
NetScout Systems Inc*	4,237	108,891
Perspecta Inc	8,596	214,642
PTC Inc*	6,664	503,465
Science Applications International Corp	3,057	244,957
Semtech Corp*	4,208	166,174
Silicon Laboratories Inc*	2,725	241,653
Synaptics Inc*	2,063	136,261
Teradata Corp*	7,279	145,143
Teradyne Inc	10,646	625,559
Tyler Technologies Inc*	2,070	648,635
Total Technology		8,969,038

Utilities (4.20%)
ALLETE Inc	3,282	226,425
Black Hills Corp	3,620	261,364
Essential Utilities Inc	13,442	578,140
Hawaiian Electric Industries Inc	6,988	299,366
IDACORP Inc	3,201	309,345
National Fuel Gas Co	5,452	199,598
New Jersey Resources Corp	5,790	204,445
NorthWestern Corp	3,205	225,440
OGE Energy Corp	12,771	486,575
ONE Gas Inc	3,364	276,319
PNM Resources Inc	5,060	238,225
Southwest Gas Holdings Inc	3,218	208,140
Spire Inc	3,159	237,083
UGI Corp	13,254	477,674
Total Utilities		4,228,139

Total Common Stock (Cost $77,922,875)		99,956,824

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
United States Treasury Bills (0.10%)
1.38%, 03/10/20	100,000	$99,958
United States Treasury Bills (Cost $99,958)		99,958

Total Investments (Cost $78,022,833) (99.92%)(a)		$100,056,782
Other Net Assets (0.08%)		76,245
Net Assets (100.00%)		$100,133,027

* Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $78,304,429.
At February 29, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$32,655,070
Unrealized depreciation	(10,902,717)
Net unrealized appreciation	$21,752,353

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/29/20

Security Description	Shares	Value (Note 1)
Common Stock (99.87%)

Basic Materials (4.01%)
A Schulman Inc - CVR#	2,962	$2,518
AdvanSix Inc*	2,487	36,136
AK Steel Holding Corp*	1	65,352
American Vanguard Corp	2,434	37,119
Balchem Corp	2,801	264,582
Century Aluminum Co*	4,078	23,652
Clearwater Paper Corp*	1,635	44,586
Cleveland-Cliffs Inc	23,562	136,895
Ferro Corp*	7,326	85,128
GCP Applied Technologies Inc*	4,808	93,612
Hawkins Inc	889	31,782
HB Fuller Co	4,444	174,338
Innospec Inc	2,114	182,946
Kaiser Aluminum Corp	1,374	129,912
Koppers Holdings Inc*	1,849	40,419
Kraton Corp*	2,835	28,690
Livent Corp*	13,053	116,563
Mercer International Inc	3,634	32,197
Neenah Inc	1,507	87,059
PH Glatfelter Co	3,944	56,241
Quaker Chemical Corp	1,153	181,678
Rayonier Advanced Materials Inc	4,999	12,248
Rogers Corp*	1,659	192,444
Schweitzer-Mauduit International Inc	2,762	93,135
Stepan Co	1,742	153,000
Total Basic Materials		2,302,232

Communications (4.24%)
8x8 Inc*	8,878	164,243
ADTRAN Inc	4,227	34,006
ATN International Inc	950	51,205
CalAmp Corp*	2,988	28,745
Cincinnati Bell Inc*	4,390	57,290
Cogent Communications Holdings Inc	3,644	266,048
Consolidated Communications Holdings Inc	7,218	44,896
ePlus Inc*	1,207	91,442
Extreme Networks Inc*	11,197	56,321
Gannett Co Inc	11,397	47,867
Harmonic Inc*	7,845	48,168
HealthStream Inc*	2,287	55,620
Liquidity Services Inc*	2,609	10,227
NETGEAR Inc*	2,782	52,496
NIC Inc	5,987	109,502
Perficient Inc*	2,842	116,437
Plantronics Inc	2,855	39,199
QuinStreet Inc*	3,564	45,904
Scholastic Corp	2,754	88,376
Shenandoah Telecommunications Co	4,190	186,162
Shutterstock Inc	1,680	64,747
Spok Holdings Inc	1,924	19,163
Stamps.com Inc*	1,458	205,738
TechTarget Inc*	2,200	50,886
The EW Scripps Co	4,870	57,953
Viavi Solutions Inc*	20,097	265,079
Vonage Holdings Corp*	19,743	176,897
Total Communications		2,434,617

Consumer, Cyclical (14.95%)
Abercrombie & Fitch Co	5,382	70,666
Allegiant Travel Co	1,149	155,735
American Axle & Manufacturing Holdings Inc*	10,057	63,661
Anixter International Inc*	2,604	253,916
Asbury Automotive Group Inc*	1,730	153,347
Barnes & Noble Education Inc*	3,275	10,840
Big Lots Inc	3,303	52,220
BJ’s Restaurants Inc	1,713	56,443
Bloomin’ Brands Inc	7,764	139,674
Boot Barn Holdings Inc*	2,456	75,326
Caleres Inc	3,775	43,526
Callaway Golf Co	8,283	140,645
Cavco Industries Inc*	766	154,518
Century Communities Inc*	1,525	50,828
Chico’s FAS Inc	10,201	40,906
Chuy’s Holdings Inc*	1,589	34,068
Conn’s Inc*	1,705	13,896
Cooper Tire & Rubber Co	4,486	114,348
Cooper-Standard Holdings Inc*	1,609	27,804
Core-Mark Holding Co Inc	3,985	91,695
Crocs Inc*	5,660	148,122
Daktronics Inc	3,984	19,601
Dave & Buster’s Entertainment Inc	2,647	87,377
Designer Brands Inc	4,933	66,645
Dine Brands Global Inc	1,535	125,640
Dorman Products Inc*	2,549	154,571
El Pollo Loco Holdings Inc*	1,677	21,633
Ethan Allen Interiors Inc	2,148	28,354
Express Inc*	5,906	21,852
Fiesta Restaurant Group Inc*	1,880	18,161
Fossil Group Inc*	4,397	20,182
Foundation Building Materials Inc*	1,539	24,008
Fox Factory Holding Corp*	3,436	217,842
GameStop Corp	5,709	20,552
Garrett Motion Inc*	6,672	46,304
Genesco Inc*	1,274	43,838
Gentherm Inc*	2,949	120,260
G-III Apparel Group Ltd*	3,842	85,907
GMS Inc*	3,723	85,071
Group 1 Automotive Inc	1,561	133,044
Guess? Inc	3,813	61,771
Haverty Furniture Cos Inc	1,601	26,929
Hawaiian Holdings Inc	4,228	88,281
Hibbett Sports Inc*	1,554	30,334
Installed Building Products Inc*	1,816	119,947
Interface Inc	5,225	76,233
iRobot Corp*	2,628	126,118
JC Penney Co Inc*	31,537	21,761
Kontoor Brands Inc	4,170	140,696
La-Z-Boy Inc	4,170	119,471
LCI Industries	2,237	215,982
LGI Homes Inc*	1,725	129,979
Lithia Motors Inc	1,962	233,792
Lumber Liquidators Holdings Inc*	2,806	27,499
M/I Homes Inc*	2,469	91,921
MarineMax Inc*	1,903	32,218
MDC Holdings Inc	4,432	174,355

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Meritage Homes Corp*	3,099	$196,663
Meritor Inc*	6,687	151,728
Methode Electronics Inc	3,316	101,669
Mobile Mini Inc	3,846	149,956
Monarch Casino & Resort Inc*	1,142	53,994
Motorcar Parts of America Inc*	1,857	31,086
Movado Group Inc	1,570	23,079
Office Depot Inc	48,858	114,816
Oxford Industries Inc	1,521	91,853
PC Connection Inc	969	39,409
PetMed Express Inc	1,733	45,751
PriceSmart Inc	1,993	110,990
Red Robin Gourmet Burgers Inc*	1,132	31,130
Regis Corp*	2,192	27,970
Ruth’s Hospitality Group Inc	2,478	47,404
ScanSource Inc*	2,257	64,167
Shake Shack Inc*	2,763	164,233
Shoe Carnival Inc	784	23,449
Signet Jewelers Ltd	4,424	103,168
SkyWest Inc	4,412	200,305
Sleep Number Corp*	2,510	110,566
Sonic Automotive Inc	2,169	60,732
Standard Motor Products Inc	1,796	79,024
Steven Madden Ltd	6,795	222,197
Tailored Brands Inc	4,990	16,317
The Buckle Inc	2,528	57,209
The Cato Corp	1,954	31,596
The Children’s Place Inc	1,351	77,818
The Marcus Corp	2,145	57,314
The Michaels Cos Inc*	6,292	26,993
The St Joe Co*	2,743	53,955
Titan International Inc	4,982	11,060
Tupperware Brands Corp	4,272	12,175
Unifi Inc*	1,447	30,922
UniFirst Corp	1,338	248,614
Universal Electronics Inc*	1,264	53,366
Vera Bradley Inc*	1,892	15,628
Veritiv Corp*	1,144	13,774
Vista Outdoor Inc*	5,502	40,440
Wabash National Corp	4,869	53,462
Wingstop Inc	2,384	201,329
Winnebago Industries Inc	2,789	144,721
Wolverine World Wide Inc	7,232	190,129
Zumiez Inc*	1,661	44,066
Total Consumer, Cyclical		8,576,540

Consumer, Non-Cyclical (17.57%)
ABM Industries Inc	5,939	195,512
Acorda Therapeutics Inc*	3,939	5,672
Addus HomeCare Corp*	991	75,584
Akorn Inc*	9,531	11,056
AMAG Pharmaceuticals Inc*	2,968	23,002
American Public Education Inc*	1,360	30,274
AMN Healthcare Services Inc*	3,972	292,339
Amphastar Pharmaceuticals Inc*	3,082	47,432
AngioDynamics Inc*	3,329	38,250
ANI Pharmaceuticals Inc*	830	39,848
Anika Therapeutics Inc*	1,232	51,448
Arlo Technologies Inc*	6,180	20,270
B&G Foods Inc	5,421	80,231
BioTelemetry Inc*	3,030	129,442
Calavo Growers Inc	1,467	106,284
Cal-Maine Foods Inc	2,708	94,482
Cardiovascular Systems Inc*	3,153	118,616
Cardtronics PLC*	3,156	114,468
Central Garden & Pet Co*	859	23,004
Central Garden & Pet Co - Class A*	3,511	88,863
Coca-Cola Consolidated Inc	415	81,498
Community Health Systems Inc*	11,035	54,403
CONMED Corp	2,433	230,259
Corcept Therapeutics Inc*	9,149	115,460
CorVel Corp*	778	53,635
Covetrus Inc*	8,711	96,779
Cross Country Healthcare Inc*	3,652	34,621
CryoLife Inc*	3,262	83,605
Cutera Inc*	1,289	31,941
Cytokinetics Inc*	5,112	71,261
Eagle Pharmaceuticals Inc*	904	41,494
Emergent BioSolutions Inc*	3,840	225,331
Enanta Pharmaceuticals Inc*	1,425	72,504
Endo International PLC*	18,017	99,454
EVERTEC Inc	5,338	158,432
Forrester Research Inc*	996	35,916
Fresh Del Monte Produce Inc	2,724	74,692
Hanger Inc*	3,335	76,938
Harsco Corp*	7,029	84,278
Heidrick & Struggles International Inc	1,671	37,263
Heska Corp*	673	64,251
HMS Holdings Corp*	7,811	179,419
Innoviva Inc*	5,977	80,510
Inogen Inc*	1,627	74,484
Integer Holdings Corp*	1,406	126,779
Inter Parfums Inc	1,574	94,534
Invacare Corp	3,327	25,219
J&J Snack Foods Corp	1,305	209,870
John B Sanfilippo & Son Inc	767	53,836
Kelly Services Inc	3,086	51,258
Korn Ferry	4,845	169,478
Lannett Co Inc*	2,918	25,387
Lantheus Holdings Inc*	3,494	54,332
LeMaitre Vascular Inc	1,395	39,758
LHC Group Inc*	2,586	314,096
Luminex Corp	3,645	90,250
Magellan Health Inc*	1,941	116,479
Medifast Inc	1,005	83,526
Medpace Holdings Inc*	2,426	218,194
Meridian Bioscience Inc*	3,709	29,635
Merit Medical Systems Inc*,(a)	4,697	169,139
MGP Ingredients Inc	1,168	33,592
Momenta Pharmaceuticals Inc*	10,027	283,664
Monro Inc	2,860	160,503
Myriad Genetics Inc*	6,293	110,883
National Beverage Corp*	1,042	44,066
Natus Medical Inc*	2,942	79,081
Neogen Corp*	4,561	277,081
NeoGenomics Inc*	9,060	256,670
OraSure Technologies Inc*	6,127	36,946
Orthofix Medical Inc*	1,701	60,113
Owens & Minor Inc	6,011	41,055
Pacira BioSciences Inc*	3,723	161,504
Perdoceo Education Corp*	6,170	92,118
Phibro Animal Health Corp	1,777	44,869
Progenics Pharmaceuticals Inc*	7,397	34,914
Quanex Building Products Corp	2,965	49,812
RadNet Inc*	3,633	74,222
REGENXBIO Inc*	2,788	111,520
Rent-A-Center Inc	4,464	95,039
Resources Connection Inc	2,602	32,603
RR Donnelley & Sons Co	6,596	12,532
Select Medical Holdings Corp*	9,446	226,137
Seneca Foods Corp*	660	22,915
SpartanNash Co	3,184	39,577
Spectrum Pharmaceuticals Inc*	10,511	30,061
Strategic Education Inc	1,913	281,938
Supernus Pharmaceuticals Inc*	4,505	81,045
Surmodics Inc*	1,196	41,752
Tactile Systems Technology Inc*	1,689	85,142
Team Inc*	2,930	37,299
The Andersons Inc	2,657	48,809
The Chefs’ Warehouse Inc*	2,331	71,375
The Ensign Group Inc	4,364	194,198
The Pennant Group Inc*	2,334	63,415
The Providence Service Corp*	998	61,656
Tivity Health Inc*	3,849	48,767
TrueBlue Inc*	3,583	53,315
United Natural Foods Inc*	5,088	32,919
Universal Corp	2,167	106,941
US Physical Therapy Inc	1,100	114,642
USANA Health Sciences Inc*	735	48,584
Vanda Pharmaceuticals Inc*	4,763	52,536
Varex Imaging Corp*	3,433	79,714
Vector Group Ltd	10,014	116,363
Viad Corp	1,768	88,754
WD-40 Co	1,189	205,091
Xencor Inc*	4,280	139,057
Total Consumer, Non-Cyclical		10,081,064

Energy (3.23%)
Archrock Inc	11,415	80,476
Bonanza Creek Energy Inc*	1,597	26,015
Callon Petroleum Co*	34,193	77,618
CONSOL Energy Inc*	2,184	12,427
Denbury Resources Inc*	42,629	32,074
Diamond Offshore Drilling Inc*	5,549	16,924
DMC Global Inc	786	28,343
Dril-Quip Inc*	3,179	113,236
Era Group Inc*	2,067	20,257
Exterran Corp*	3,227	16,458
FutureFuel Corp	2,258	22,964
Geospace Technologies Corp*	1,047	12,910
Green Plains Inc	3,022	36,234
Gulfport Energy Corp*	12,514	10,256
Helix Energy Solutions Group Inc*	12,637	84,794
HighPoint Resources Corp*	9,646	6,566
KLX Energy Services Holdings Inc*	2,045	4,949
Laredo Petroleum Inc*	15,407	16,640
Matrix Service Co*	2,446	29,548
Nabors Industries Ltd	29,492	51,906
Newpark Resources Inc*	8,040	28,220
Noble Corp plc*	24,763	17,364
Oasis Petroleum Inc*	24,739	40,448
Oceaneering International Inc*	8,846	93,237
Oil States International Inc*	5,410	42,793
Par Pacific Holdings Inc*	2,984	49,505
PDC Energy Inc*	8,403	159,909
Penn Virginia Corp*	1,312	20,861
ProPetro Holding Corp*	6,944	60,829
QEP Resources Inc	21,274	47,867
Range Resources Corp	18,656	51,677
Renewable Energy Group Inc*	3,413	90,274
REX American Resources Corp*	531	37,175
Ring Energy Inc*	5,422	7,645
RPC Inc	4,627	15,917

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
SM Energy Co	9,292	$61,048
Southwestern Energy Co*	47,071	66,841
SunCoke Energy Inc	6,488	29,910
Talos Energy Inc*	1,793	25,461
TETRA Technologies Inc*	12,600	15,876
US Silica Holdings Inc	6,550	30,065
Valaris plc	16,952	62,553
Warrior Met Coal Inc	4,611	81,707
Whiting Petroleum Corp*	7,710	14,264
Total Energy		1,852,041

Financial (25.72%)
Banks (9.44%)
Allegiance Bancshares Inc	1,740	57,716
Ameris Bancorp	5,421	185,290
Banner Corp	3,113	142,077
Cadence BanCorp	11,366	160,488
Central Pacific Financial Corp	2,553	61,068
City Holding Co	1,425	99,636
Columbia Banking System Inc	6,323	209,924
Community Bank System Inc	4,527	275,287
Customers Bancorp Inc*	2,518	51,090
CVB Financial Corp	11,728	217,437
Eagle Bancorp Inc	2,895	108,331
First BanCorp	19,432	154,290
First Commonwealth Financial Corp	8,578	101,220
First Financial Bancorp	8,814	181,568
First Midwest Bancorp Inc	9,618	174,567
Flagstar Bancorp Inc	2,967	94,588
Franklin Financial Network Inc	1,168	39,116
Glacier Bancorp Inc(a)	7,544	281,316
Great Western Bancorp Inc	4,892	131,448
Hanmi Financial Corp	2,765	43,134
Heritage Financial Corp	3,361	77,942
HomeStreet Inc	2,181	59,083
Hope Bancorp Inc	11,275	137,668
Independent Bank Corp	3,073	207,520
Meta Financial Group Inc	2,742	90,075
National Bank Holdings Corp	2,643	80,849
NBT Bancorp Inc	3,914	131,863
OFG Bancorp	4,362	73,020
Old National Bancorp	14,019	220,939
Opus Bank	1,885	44,618
Preferred Bank	1,204	61,561
S&T Bancorp Inc	3,079	101,207
Seacoast Banking Corp of Florida*	4,601	114,565
ServisFirst Bancshares Inc	4,117	142,242
Simmons First National Corp	9,990	213,586
Southside Bancshares Inc	2,836	91,376
Tompkins Financial Corp	1,107	87,984
Triumph Bancorp Inc*	2,072	70,179
TrustCo Bank Corp NY	8,665	59,442
United Community Banks Inc	7,071	175,149
Veritex Holdings Inc	4,149	99,866
Walker & Dunlop Inc	2,556	165,757
Westamerica Bancorporation	2,412	139,462
		5,415,544
Diversified Financial Service (1.53%)
Blucora Inc*	3,984	69,322
Boston Private Financial Holdings Inc	7,502	73,182
Encore Capital Group Inc*	2,392	88,887
Enova International Inc*	3,054	58,698
EZCORP Inc*	4,843	23,246
Greenhill & Co Inc	1,337	19,547
INTL. FCStone Inc*	1,406	64,043
Piper Sandler Cos	1,270	89,002
PRA Group Inc*	4,060	157,609
Virtus Investment Partners Inc	583	64,363
Waddell & Reed Financial Inc	6,212	85,477
WisdomTree Investments Inc	11,401	46,288
World Acceptance Corp*	487	38,035
		877,699
Insurance (3.15%)
Ambac Financial Group Inc*	4,075	78,322
AMERISAFE Inc	1,725	112,418
eHealth Inc*	1,827	214,398
Employers Holdings Inc	2,853	109,955
FGL Holdings	11,694	133,779
HCI Group Inc	559	23,769
Horace Mann Educators Corp	3,684	143,418
James River Group Holdings Ltd	2,671	107,935
Kinsale Capital Group Inc	1,789	217,310
NMI Holdings Inc*	6,059	141,417
ProAssurance Corp	4,807	130,510
Safety Insurance Group Inc	1,270	100,000
Stewart Information Services Corp	2,120	76,702
Third Point Reinsurance Ltd*	7,370	65,740
United Fire Group Inc	1,919	73,574
United Insurance Holdings Corp	2,058	19,345
Universal Insurance Holdings Inc	2,810	58,139
		1,806,731
Real Estate (10.16%)
Acadia Realty Trust	7,472	170,660
Agree Realty Corp	3,643	261,640
American Assets Trust Inc	3,772	156,349
Apollo Commercial Real Estate Finance Inc	11,233	181,975
Armada Hoffler Properties Inc	4,539	76,074
ARMOUR Residential REIT Inc	4,911	88,791
Capstead Mortgage Corp	8,523	60,513
CareTrust REIT Inc	8,326	173,764
CBL & Associates Properties Inc	16,968	9,007
Cedar Realty Trust Inc	7,158	18,539
Chatham Lodging Trust	4,066	56,680
Community Healthcare Trust Inc	1,592	75,827
DiamondRock Hospitality Co	17,436	159,016
Easterly Government Properties Inc	6,058	143,999
Essential Properties Realty Trust Inc	7,246	166,006
Four Corners Property Trust Inc	6,118	175,525
Franklin Street Properties Corp	9,588	68,362
Getty Realty Corp	2,982	84,510
Global Net Lease Inc	7,554	139,371
Granite Point Mortgage Trust Inc	4,766	78,258
Hersha Hospitality Trust	3,136	36,158
Independence Realty Trust Inc	7,891	104,635
Industrial Logistics Properties Trust	5,680	117,349
Innovative Industrial Properties Inc	974	89,550
Invesco Mortgage Capital Inc	12,048	193,732
iStar Inc	5,281	79,902
Kite Realty Group Trust	7,261	117,265
KKR Real Estate Finance Trust Inc	2,156	42,344
Lexington Realty Trust	19,586	203,107
LTC Properties Inc	3,554	159,326
Marcus & Millichap Inc*	2,142	68,458
National Storage Affiliates Trust	5,136	173,289
New York Mortgage Trust Inc	28,004	159,623
NexPoint Residential Trust Inc	1,960	87,220
Office Properties Income Trust	4,134	120,423
Pennsylvania Real Estate Investment Trust	5,339	12,600
PennyMac Mortgage Investment Trust	8,709	180,276
RE/MAX Holdings Inc	1,566	45,649
Ready Capital Corp	3,091	44,820
Realogy Holdings Corp	10,265	95,157
Redwood Trust Inc	9,626	164,412
Retail Opportunity Investments Corp	10,222	153,330
RPT Realty	6,973	90,370
Safehold Inc	1,082	59,099
Saul Centers Inc	1,028	44,214
Summit Hotel Properties Inc	9,400	87,138
Uniti Group Inc	15,863	154,823
Universal Health Realty Income Trust	1,131	121,831
Urstadt Biddle Properties Inc	2,591	53,401
Washington Prime Group Inc	16,685	45,884
Washington Real Estate Investment Trust	6,973	187,225
Whitestone REIT	3,544	43,556
Xenia Hotels & Resorts Inc	10,072	150,677
		5,831,709
Savings&Loans (1.44%)
Axos Financial Inc*	4,763	118,646
Banc of California Inc	4,101	62,868
Berkshire Hills Bancorp Inc	3,768	91,977
Brookline Bancorp Inc	7,138	99,004
Dime Community Bancshares Inc	2,890	48,494
Northfield Bancorp Inc	3,875	54,754
Northwest Bancshares Inc	8,964	124,510
Pacific Premier Bancorp Inc	4,527	116,932
Provident Financial Services Inc	5,421	108,312
		825,497

Total Financial		14,757,180

Industrial (19.35%)
AAON Inc	3,540	194,735
AAR Corp	2,947	101,819
Advanced Energy Industries Inc*	3,425	203,702
Aegion Corp*	2,762	49,744
Aerojet Rocketdyne Holdings Inc*	6,272	309,084
AeroVironment Inc*	1,929	99,131
Alamo Group Inc	866	95,927
Alarm.com Holdings Inc*	3,306	159,515
Albany International Corp	2,745	175,872
American Woodmark Corp*	1,360	113,927
Apogee Enterprises Inc	2,371	71,580
Applied Industrial Technologies Inc	3,375	199,091
Applied Optoelectronics Inc*	1,515	13,529
ArcBest Corp	2,245	44,473
Arcosa Inc	4,230	181,721
Astec Industries Inc	2,015	75,663
Atlas Air Worldwide Holdings Inc*	2,280	60,922
AZZ Inc	2,338	86,249
Badger Meter Inc	2,520	151,729
Barnes Group Inc	4,095	219,902

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Bel Fuse Inc	988	$11,303
Benchmark Electronics Inc	3,364	91,434
Boise Cascade Co	3,485	123,648
Brady Corp	4,422	209,337
Briggs & Stratton Corp	4,252	13,479
Chart Industries Inc*	3,048	173,492
CIRCOR International Inc*	1,744	62,749
Comfort Systems USA Inc	3,201	135,146
Comtech Telecommunications Corp	2,161	60,551
Dorian LPG Ltd*	2,530	28,134
DXP Enterprises Inc*	1,418	40,257
Echo Global Logistics Inc*	2,538	46,826
Encore Wire Corp	1,869	91,525
Enerpac Tool Group Corp	4,678	99,969
EnPro Industries Inc	1,830	98,729
ESCO Technologies Inc	2,265	205,934
Exponent Inc	4,537	334,150
Fabrinet*	3,099	170,817
FARO Technologies Inc*	1,530	87,577
Federal Signal Corp	5,397	156,513
Forward Air Corp	2,464	145,401
Franklin Electric Co Inc	3,340	172,645
Gibraltar Industries Inc*	2,881	145,980
Granite Construction Inc	4,054	82,377
Griffon Corp	3,397	59,108
Haynes International Inc	1,064	26,930
Heartland Express Inc	4,178	74,828
Hillenbrand Inc	5,603	131,110
Hub Group Inc*	2,988	138,135
Ichor Holdings Ltd*	2,023	58,505
Insteel Industries Inc	1,735	34,509
Itron Inc*	3,076	233,284
John Bean Technologies Corp	2,831	274,211
Kaman Corp	2,492	138,206
KEMET Corp	5,009	130,635
Knowles Corp*	7,658	127,276
Lindsay Corp	927	91,801
LSB Industries Inc*	1,435	2,798
Lydall Inc*	1,535	18,282
Marten Transport Ltd	3,397	66,377
Materion Corp	1,824	82,700
Matson Inc	3,793	125,966
Matthews International Corp	2,815	83,211
Mesa Laboratories Inc	346	82,794
Moog Inc	2,802	216,090
Mueller Industries Inc	4,975	139,201
Myers Industries Inc	3,117	42,298
MYR Group Inc*	1,466	37,398
National Presto Industries Inc	442	34,732
Olympic Steel Inc	881	10,616
OSI Systems Inc*	1,491	121,174
Park Aerospace Corp	1,909	26,554
Patrick Industries Inc	2,006	105,977
PGT Innovations Inc*	5,238	79,460
Plexus Corp*	2,532	167,998
Powell Industries Inc	838	28,014
Proto Labs Inc*,(a)	2,403	210,599
Raven Industries Inc	3,212	92,217
Saia Inc*	2,266	197,844
Sanmina Corp*	6,165	162,078
SEACOR Holdings Inc*	1,552	57,890
Simpson Manufacturing Co Inc	3,540	281,182
SMART Global Holdings Inc*	1,196	32,101
SPX Corp*	3,937	165,078
SPX FLOW Inc*	3,693	135,829
Standex International Corp	1,113	70,598
Sturm Ruger & Co Inc	1,485	71,339
Tennant Co	1,628	116,467
The Greenbrier Cos Inc	2,904	70,364
TimkenSteel Corp*	3,932	19,935
TopBuild Corp*	2,985	301,485
Tredegar Corp	2,164	36,918
Trinseo SA	3,407	74,545
Triumph Group Inc	4,476	85,044
TTM Technologies Inc*	8,588	111,558
US Concrete Inc*	1,388	37,254
US Ecology Inc	2,200	92,532
Vicor Corp*	1,588	68,665
Watts Water Technologies Inc	2,409	226,228
Total Industrial		11,104,216

Technology (8.86%)
3D Systems Corp*	10,116	92,663
Agilysys Inc*	1,424	45,753
Axcelis Technologies Inc*	2,888	69,283
Bottomline Technologies DE Inc*	3,414	151,172
Brooks Automation Inc	6,458	222,865
CEVA Inc*	1,947	55,314
Cohu Inc	3,757	76,906
Computer Programs & Systems Inc	1,062	28,440
CSG Systems International Inc	2,951	130,582
CTS Corp	2,921	76,150
Cubic Corp	2,685	146,171
Diebold Nixdorf Inc*	6,795	47,701
Digi International Inc*	2,432	32,200
Diodes Inc*	3,607	158,744
Donnelley Financial Solutions Inc*	2,764	24,047
DSP Group Inc*	2,148	29,234
Ebix Inc	1,981	52,378
ExlService Holdings Inc*	2,966	221,412
FormFactor Inc*	6,723	150,394
Glu Mobile Inc*	10,305	73,372
Insight Enterprises Inc*	3,078	169,567
Kulicke & Soffa Industries Inc	5,670	129,446
LivePerson Inc*	5,372	142,143
ManTech International Corp	2,329	174,442
MaxLinear Inc*	5,757	89,003
MicroStrategy Inc*	733	99,072
MTS Systems Corp	1,607	64,505
NextGen Healthcare Inc*	4,328	56,610
Omnicell Inc*	3,724	303,394
OneSpan Inc*	2,814	46,459
Onto Innovation Inc*	4,368	133,530
PDF Solutions Inc*	2,557	37,434
Photronics Inc*	6,008	74,800
Pitney Bowes Inc	9,991	34,169
Power Integrations Inc	2,622	228,245
Progress Software Corp	3,983	148,526
Qualys Inc*	2,888	231,560
Rambus Inc*	9,937	138,919
SPS Commerce Inc*	3,119	164,059
Sykes Enterprises Inc*	3,330	105,494
Tabula Rasa HealthCare Inc*	1,693	95,096
TiVo Corp	11,180	84,633
TTEC Holdings Inc	1,380	51,653
Ultra Clean Holdings Inc*	3,548	74,189
Unisys Corp*	4,535	70,429
Veeco Instruments Inc*	4,630	61,996
Virtusa Corp*	2,618	115,480
Xperi Corp	4,412	75,842
Total Technology		5,085,476

Utilities (1.94%)
Avista Corp(a)	5,911	278,704
California Water Service Group	4,212	202,008
El Paso Electric Co	3,531	239,649
Northwest Natural Holding Co	2,622	172,449
South Jersey Industries Inc	8,052	217,808
Total Utilities		1,110,618

Total Common Stock (Cost $50,154,671)		57,303,984

United States Treasury Bills (0.18%)
1.38%, 03/10/20	100,000	99,958
United States Treasury Bills (Cost $99,958)		99,958

Total Investments (Cost $50,254,629) (100.05%)(b)		$57,403,942
Liabilities in Excess of Other Assets (-0.05%)		(27,698)
Net Assets (100.00%)		$57,376,244

# This security has been fair valued at August 31, 2019. The fair value was $2,518, or 0.00% of net assets.

* Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $50,289,448.

At February 29, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$17,030,200
Unrealized depreciation	(9,915,706)
Net unrealized appreciation	$7,114,494

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c) Futures contracts at February 29, 2020:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
1 / MAR 2019 / Long / CME	$72,594	$73,745	$1,151

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Common Stock (79.93%)

Basic Materials (3.60%)
Linde PLC	6,167	$1,177,959
PPG Industries Inc	8,000	835,600
Sensient Technologies Corp(a)	8,500	418,030
The Sherwin-Williams Co(a)	5,200	2,687,100
Total Basic Materials		5,118,689

Communications (10.36%)
Alphabet Inc - Class A*	300	401,775
Alphabet Inc - Class C*	300	401,799
Amazon.com Inc*,(a)	1,300	2,448,875
Cisco Systems Inc(a)	52,500	2,096,325
Facebook Inc*	10,000	1,924,700
Motorola Solutions Inc(a)	11,300	1,872,184
The Walt Disney Co(a)	13,300	1,564,745
VeriSign Inc*,(a)	10,300	1,954,425
Verizon Communications Inc	37,842	2,049,523
Total Communications		14,714,351

Consumer, Cyclical (3.86%)
Amerityre Corp*	28,669	1,009,722
Crown Castle International Corp(a)	13,500	1,934,415
Ford Motor Co	240,000	1,670,400
The Home Depot Inc(a)	4,000	871,360
Total Consumer, Cyclical		5,485,897

Consumer, Non-Cyclical (18.08%)
Abbott Laboratories	27,810	2,142,204
AbbVie Inc	10,410	892,241
AmerisourceBergen Corp	7,912	667,140
Automatic Data Processing Inc(a)	12,000	1,856,880
Bristol-Myers Squibb Co(a)	7,500	442,950
Bristol-Myors Squibb Co - CVR*,(a)	7,500	25,125
Cigna Corp(a)	12,200	2,231,868
Colgate-Palmolive Co	10,400	702,728
Conagra Brands Inc(a)	22,450	599,191
CVS Health Corp(a)	27,400	1,621,532
Edwards Lifesciences Corp*,(a)	8,300	1,700,172
General Mills Inc(a)	37,900	1,857,100
Gilead Sciences Inc(a)	31,200	2,164,032
Merck & Co Inc	10,000	765,600
Sprouts Farmers Market Inc*	230,000	3,675,400
The Estee Lauder Cos Inc(a)	9,100	1,670,760
The Procter & Gamble Co(a)	8,300	939,809
UnitedHealth Group Inc(a)	6,700	1,708,232
Total Consumer, Non-Cyclical		25,662,964

Energy (7.83%)
BP PLC	81,437	2,548,164
Chevron Corp	29,324	2,737,102
ConocoPhillips	19,648	951,356
Exxon Mobil Corp	43,236	2,224,060
Royal Dutch Shell PLC	36,500	1,607,095
Schlumberger Ltd	39,100	1,059,219
Total Energy		11,126,996

Financial (16.58%)
Banks (9.75%)
Bank of America Corp	90,000	2,565,000
Citigroup Inc	11,300	717,099
JPMorgan Chase & Co	41,020	4,762,832
Morgan Stanley	18,050	812,792
The Goldman Sachs Group Inc	8,350	1,676,430
US Bancorp	25,600	1,188,864
Wells Fargo & Co	52,500	2,144,625
		13,867,642
Diversified Financial Service (4.50%)
Discover Financial Services(a)	24,000	1,573,920
Intercontinental Exchange Inc	20,600	1,837,932
Visa Inc(a)	16,400	2,980,864
		6,392,716
Insurance (0.87%)
Arthur J Gallagher & Co(a)	6,400	623,936
Principal Financial Group Inc	13,650	605,924
		1,229,860
Real Estate (1.46%)
Mid-America Apartment Communities Inc(a)	16,000	2,068,160

Total Financial		23,558,378

Industrial (6.38%)
Atlas Corp(a)	25,000	265,000
Caterpillar Inc	11,442	1,421,554
Keysight Technologies Inc*,(a)	19,300	1,828,868
Masco Corp	45,000	1,859,400
The Boeing Co(a)	2,900	797,819
United Parcel Service Inc(a)	16,600	1,502,134
United Technologies Corp	10,625	1,387,519
Total Industrial		9,062,294

Technology (9.00%)
Accenture PLC(a)	10,000	1,805,900
Adobe Inc*,(a)	6,000	2,070,720
Citrix Systems Inc(a)	15,500	1,602,545
Fiserv Inc*,(a)	18,000	1,968,480
Hewlett Packard Enterprise Co	30,000	383,700
KLA Corp(a)	11,000	1,690,810
Microsoft Corp	33	5,346
Oracle Corp	5,930	293,298
QUALCOMM Inc(a)	22,600	1,769,580
Seagate Technology PLC	19,000	911,050
Taiwan Semiconductor Manufacturing Co Ltd	5,500	296,120
Total Technology		12,797,549

Utilities (4.24%)
American Electric Power Co Inc(a)	6,200	553,412
American Water Works Co Inc(a)	14,900	1,842,534
Consolidated Edison Inc	21,200	1,670,984
Duke Energy Corp(a)	21,300	1,953,210
Total Utilities		6,020,140

Total Common Stock (Cost $102,993,203)		113,547,258

Preferred Stock (0.24%)
Amerityre Corp*,**	2,000,000	340,000
Total Preferred Stock (Cost $2,000,000)		340,000

United States Treasury Bills (19.71%)
1.08%, 03/10/20	28,000,000	27,991,703
Total United States Treasury Bills (Cost $27,991,704)		27,991,703

Total Investments (Cost $132,984,907) (99.88%)(b)		$141,878,961
Other Net Assets (0.12%)		170,269
Net Assets (100.00%)		$142,049,230

* Non-income producing security.
** This security has been fair valued and deemed to be illiquid by the Advisor. At February 29, 2020, the fair value was $340,000, or 0.24% of net assets.

(a) A portion of these shares have been pledged in connection with obligations for options contracts.

(b) Aggregate cost for federal income tax purpose is $133,343,392.

At February 29, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$20,236,492
Unrealized depreciation	(11,700,923)
Net unrealized appreciation	$8,535,569

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
AbbVie Inc	5/15/2020	(30)	$95.00	$285,000	$(5,460)
Accenture PLC	3/20/2020	(100)	215.00	2,150,000	(3,800)
Adobe Inc	3/20/2020	(60)	345.00	2,070,000	(99,720)
Alphabet Inc - Class A	3/20/2020	(3)	1,550.00	465,000	(495)
Alphabet Inc - Class C	3/20/2020	(3)	1,550.00	465,000	(567)
American Electric Power Co Inc	3/20/2020	(62)	105.00	651,000	(186)
American Water Works Co Inc	3/20/2020	(149)	140.00	2,086,000	(1,490)
Amerityre Corp	3/20/2020	(100)	40.00	400,000	(900)
Automatic Data Processing Inc	3/20/2020	(120)	180.00	2,160,000	(3,960)
Caterpillar Inc	3/20/2020	(90)	145.00	1,305,000	(4,770)
Cigna Corp	3/20/2020	(122)	220.00	2,684,000	(6,222)
Cisco Systems Inc	3/20/2020	(210)	50.00	1,050,000	(840)
Citigroup Inc	3/20/2020	(45)	80.00	360,000	(360)
Citrix Systems Inc	3/20/2020	(155)	135.00	2,092,500	(6,200)
Colgate-Palmolive Co	3/20/2020	(40)	72.50	290,000	(1,920)
Conagra Brands Inc	3/20/2020	(70)	35.00	245,000	(280)
Crown Castle International Corp	3/20/2020	(135)	155.00	2,092,500	(10,125)
Duke Energy Corp	3/20/2020	(213)	97.50	2,076,750	(12,780)
Edwards Lifesciences Corp	3/20/2020	(83)	250.00	2,075,000	(2,905)
Exxon Mobil Corp	3/20/2020	(103)	72.50	746,750	(309)
Facebook Inc	3/20/2020	(100)	215.00	2,150,000	(9,400)
Fiserv Inc	3/20/2020	(180)	120.00	2,160,000	(24,300)
Ford Motor Co	3/20/2020	(1,000)	9.00	900,000	(1,000)
General Mills Inc	4/17/2020	(379)	55.00	2,084,500	(10,991)
Gilead Sciences Inc	3/20/2020	(156)	67.50	1,053,000	(67,860)
Intercontinental Exchange Inc	3/20/2020	(206)	105.00	2,163,000	(2,884)
JPMorgan Chase & Co	4/17/2020	(130)	145.00	1,885,000	(2,990)
Keysight Technologies Inc	3/20/2020	(193)	110.00	2,123,000	(7,720)
KLA Corp	3/20/2020	(110)	195.00	2,145,000	(1,430)
Masco Corp	4/17/2020	(150)	47.00	705,000	(4,500)
Merck & Co Inc	3/20/2020	(40)	90.00	360,000	(120)
Mid-America Apartment Communities Inc	3/20/2020	(160)	135.00	2,160,000	(28,480)
Morgan Stanley	3/20/2020	(60)	57.50	345,000	(240)
Motorola Solutions Inc	3/20/2020	(113)	190.00	2,147,000	(5,537)
Oracle Corp	4/17/2020	(59)	57.50	339,250	(2,065)
Principal Financial Group Inc	4/17/2020	(36)	60.00	216,000	(450)
QUALCOMM Inc	3/20/2020	(226)	95.00	2,147,000	(6,780)
Sprouts Farmers Market Inc	3/20/2020	(500)	17.50	875,000	(12,500)
Taiwan Semiconductor Manufacturing Co Ltd	3/20/2020	(55)	60.00	330,000	(3,575)
The Estee Lauder Cos Inc	3/20/2020	(91)	220.00	2,002,000	(1,911)
The Procter & Gamble Co	3/20/2020	(83)	130.00	1,079,000	(1,245)
The Sherwin-Williams Co	3/20/2020	(52)	600.00	3,120,000	(2,600)
United Technologies Corp	3/20/2020	(106)	150.00	1,590,000	(3,710)
UnitedHealth Group Inc	3/20/2020	(67)	310.00	2,077,000	(3,015)
US Bancorp	3/20/2020	(80)	60.00	480,000	(160)
VeriSign Inc	3/20/2020	(103)	210.00	2,163,000	(13,390)
Verizon Communications Inc	4/17/2020	(120)	60.00	720,000	(4,440)
Visa Inc	3/20/2020	(164)	190.00	3,116,000	(77,080)
Wells Fargo & Co	3/20/2020	(175)	52.50	918,750	(700)

Total Written Call Options				69,303,000	(464,362)
Premiums Received $1,096,226

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Common Stock (99.87%)

Communications (33.14%)
Internet (26.21%)
Alphabet Inc - Class A*	21,155	$28,331,834
Alphabet Inc - Class C*	21,141	28,314,776
Amazon.com Inc*,(a)	30,510	57,473,212
Baidu Inc*	21,836	2,619,883
Booking Holdings Inc*	3,305	5,604,156
CDW Corp	11,347	1,296,054
eBay Inc	62,431	2,162,610
Expedia Group Inc	10,488	1,034,327
Facebook Inc*,(a)	148,089	28,502,689
JD.com Inc*	73,207	2,819,202
MercadoLibre Inc*	3,926	2,418,534
Netflix Inc*	34,612	12,772,866
Trip.com Group Ltd*	41,304	1,227,142
VeriSign Inc*	9,272	1,759,362
		176,336,647
Media (4.05%)
Charter Communications Inc*	16,963	8,365,644
Comcast Corp	356,368	14,407,959
Fox - Class A	27,999	860,690
Fox - Class B	19,554	595,420
Sirius XM Holdings Inc	349,382	2,215,083
Liberty Global PLC - Class A*	13,520	263,911
Liberty Global PLC - Class C*	32,683	607,578
		27,316,285
Telecommunicatoins (2.88%)
Cisco Systems Inc	333,012	13,297,169
T-Mobile US Inc*	67,572	6,092,292
		19,389,461

Total Communications		223,042,393

Consumer, Cyclical (7.42%)
American Airlines Group Inc	33,528	638,708
Copart Inc*	18,359	1,550,968
Costco Wholesale Corp	34,891	9,809,256
Dollar Tree Inc*	17,922	1,488,064
Fastenal Co	45,296	1,550,029
Lululemon Athletica Inc*	9,725	2,114,312
Marriott International Inc	25,821	3,201,804
O’Reilly Automotive Inc*	5,975	2,203,102
PACCAR Inc	27,316	1,827,440
Ross Stores Inc	28,569	3,107,736
Starbucks Corp	93,274	7,315,480
Tesla Inc*	14,235	9,508,838
Ulta Beauty Inc*	4,503	1,157,676
United Airlines Holdings Inc*	19,985	1,230,876
Walgreens Boots Alliance Inc	70,492	3,225,714
Total Consumer, Cyclical		49,930,003

Consumer, Non-Cyclical (13.76%)
Alexion Pharmaceuticals Inc*	16,860	1,585,346
Align Technology Inc*	6,224	1,359,010
Amgen Inc	46,928	9,372,929
Automatic Data Processing Inc	34,174	5,288,085
BioMarin Pharmaceutical Inc*	13,409	1,211,771
Biogen Inc*	14,251	4,394,866
Cintas Corp	8,174	2,180,333
CoStar Group Inc*	2,893	1,931,338
Gilead Sciences Inc	99,920	6,930,451
IDEXX Laboratories Inc*	6,775	1,724,305
Illumina Inc*	11,609	3,084,163
Incyte Corp*	17,011	1,282,800
Intuitive Surgical Inc*	9,127	4,873,453
The Kraft Heinz Co	96,446	2,388,967
Mondelez International Inc	113,716	6,004,205
Monster Beverage Corp*	42,465	2,650,241
PayPal Holdings Inc*	92,736	10,014,561
PepsiCo Inc	109,461	14,452,135
Regeneron Pharmaceuticals Inc*	8,525	3,789,959
Seattle Genetics Inc*	13,535	1,541,095
Verisk Analytics Inc	12,942	2,007,434
Vertex Pharmaceuticals Inc*	20,309	4,549,825
Total Consumer, Non-Cyclical		92,617,272

Financial (0.29%)
Willis Towers Watson PLC	10,154	1,921,645

Industrial (0.65%)
CSX Corp	61,788	4,352,965
Total Industrial		4,352,965

Technology (43.72%)
Computers (12.00%)
Apple Inc(a)	273,430	74,744,824
Cognizant Technology Solutions Corp	43,246	2,634,979
NetApp Inc	17,721	827,925
Western Digital Corp	23,488	1,304,993
Check Point Software Technologies Ltd*	12,023	1,247,987
		80,760,708
Semiconductors (12.98%)
Advanced Micro Devices Inc*	87,953	4,000,102
Analog Devices Inc	29,088	3,172,046
Applied Materials Inc	72,957	4,240,261
ASML Holding NV	5,849	1,618,477
Broadcom Inc	31,328	8,540,639
Intel Corp	341,469	18,958,358
KLA Corp	12,462	1,915,534
Lam Research Corp	11,458	3,362,121
Maxim Integrated Products Inc	20,485	1,139,376
Microchip Technology Inc	18,874	1,712,061
Micron Technology Inc*	87,434	4,595,531
NVIDIA Corp	48,335	13,053,833
NXP Semiconductors NV	22,076	2,509,820
QUALCOMM Inc	90,534	7,088,812
Skyworks Solutions Inc	13,456	1,348,022
Texas Instruments Inc	73,827	8,426,614
Xilinx Inc	19,860	1,658,111
		87,339,718
Software (18.74%)
Activision Blizzard Inc	60,676	3,527,096
Adobe Inc*	38,232	13,194,628
ANSYS Inc*	6,649	1,610,321
Autodesk Inc*	17,342	3,310,241
Cadence Design Systems Inc*	22,160	1,465,662
Cerner Corp	24,807	1,718,381
Citrix Systems Inc	9,706	1,003,503
Electronic Arts Inc*	23,060	2,337,592
Fiserv Inc*	53,697	5,872,304
Intuit Inc	20,558	5,465,344
Microsoft Corp	469,462	76,057,538
NetEase Inc	5,762	1,836,407
Paychex Inc	28,270	2,190,360
Splunk Inc*	11,953	1,761,035
Synopsys Inc*	11,869	1,637,091
Take-Two Interactive Software Inc*	8,520	915,730
Workday Inc*	12,952	2,243,934
		126,147,167

Total Technology		294,247,593

Utilities (0.89%)
Exelon Corp	76,776	3,309,813
Xcel Energy Inc	42,351	2,639,314
Total Industrial		5,949,127

Total Common Stock (Cost $385,470,730)		672,060,998

United States Treasury Bills (0.03%)
1.38%, 03/10/20	300,000	299,887
United States Treasury Bills (Cost $299,874)		299,887

Total Investments (Cost $385,770,604)(b) (99.90%)		$672,360,885
Other Net Assets (0.10%)		671,969
Net Assets (100.00%)		$673,032,854

* Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $386,068,105.

At February 29, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$299,490,846
Unrealized depreciation	(13,198,066)
Net unrealized appreciation	$286,292,780

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c) Futures contracts at February 29, 2020:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
13 / MAR 2020 / Long / CME	$2,185,456	$2,198,040	$12,584

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/20

Security Description	Shares	Value (Note 1)
Common Stock (94.36%)

Basic Materials (2.24%)
Daqo New Energy Corp*	18,000	$1,180,260
Schnitzer Steel Industries Inc	22,000	362,560
Total Basic Materials		1,542,820

Communications (5.42%)
Alphabet Inc*	1,400	1,875,062
Arista Networks Inc*	3,500	675,920
Palo Alto Networks Inc*	2,000	369,240
SoftBank Group Corp	35,200	809,600
Total Communications		3,729,822

Consumer, Cyclical (6.76%)
Interface Inc	40,000	583,600
Kandi Technologies Group Inc*	117,500	441,800
Steelcase Inc	55,000	892,100
Tesla Inc*	4,100	2,738,759
Total Consumer, Cyclical		4,656,259

Consumer, Non-Cyclical (12.10%)
Bluebird Bio Inc*	7,900	571,407
CRISPR Therapeutics AG*	32,000	1,710,400
Danone SA	60,000	841,200
Editas Medicine Inc*	35,000	776,300
Illumina Inc*	1,800	478,206
Intellia Therapeutics Inc*	68,300	911,805
Invitae Corp*	73,000	1,487,740
Moderna Inc*	60,000	1,555,800
Total Consumer, Non-Cyclical		8,332,858

Energy (30.59%)
Canadian Solar Inc*	55,000	1,122,000
Enphase Energy Inc*	10,300	504,391
First Solar Inc*	47,200	2,160,344
JinkoSolar Holding Co Ltd*	90,000	2,055,600
Pattern Energy Group Inc	65,000	1,758,250
SolarEdge Technologies Inc*	8,500	1,060,120
SunPower Corp*	167,000	1,431,190
Sunrun Inc*	105,000	2,030,700
TerraForm Power Inc	158,000	2,968,820
TPI Composites Inc*	82,000	1,946,680
Vestas Wind Systems A/S	125,000	4,025,000
Total Energy		21,063,095

Financial (5.70%)
Alexandria Real Estate Equities Inc	4,900	744,212
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	2,172,800
Horizon Technology Finance Corp	93,000	1,008,120
Total Financial		3,925,132

Industrial (8.74%)
ABB Ltd	41,600	900,224
Advanced Energy Industries Inc*	14,400	856,440
Garmin Ltd	8,000	707,120
Ichor Holdings Ltd*	34,100	986,172
Itron Inc*	6,200	470,208
Trex Co Inc*	7,000	669,550
Universal Display Corp	9,000	1,429,110
Total Industrial		6,018,824

Technology (20.74%)
Analog Devices Inc	7,700	839,685
Applied Materials Inc	48,500	2,818,820
Cadence Design Systems Inc*	5,100	337,314
Fortinet Inc*	6,500	663,390
Infineon Technologies AG	40,000	829,600
International Business Machines Corp	15,000	1,952,250
Lam Research Corp	2,100	616,203
NVIDIA Corp	3,100	837,217
QUALCOMM Inc	13,500	1,057,050
Skyworks Solutions Inc	12,500	1,252,250
STMicroelectronics NV	46,500	1,274,100
Taiwan Semiconductor Manufacturing Co Ltd	21,000	1,130,640
Ultra Clean Holdings Inc*	32,500	679,575
Total Technology		14,288,094

Utilities (2.07%)
Consolidated Water Co Ltd	88,000	1,422,080

Total Common Stock (Cost $49,339,230)		64,978,984

Total Investments (Cost $49,339,230) (94.36%)(a)		$64,978,984
Other Net Assets (5.64%)		3,886,003
Net Assets (100.00%)		$68,864,987

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $49,368,227.

At February 29, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$18,450,874
Unrealized depreciation	(2,840,117)
Net unrealized appreciation	$15,610,757

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 29, 2020 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments	$58,075,728	$21,052,887	$36,026,064	$67,023,847	$78,022,833
Market value of investments (Note 1)	63,176,195	22,175,229	36,026,064	171,414,260	100,056,782
Cash	56,021	173,745	45,897	52,841	9,289
Cash held at broker	—	—	—	—	—
Interest receivable	548,718	51,826	—	—	—
Dividend receivable	—	—	—	348,065	118,673
Variation margin receivable	—	—	—	—	—
Receivable from investment advisor	—	3,216	7,193	—	—
Receivable for fund shares sold	289,927	82,335	479,551	164,882	89,820
Receivable for investment securities Sold	—	—	—	—	—
Prepaid expenses	1,955	1,655	1,010	6,754	7,437
Total assets	$64,072,816	$22,488,006	$36,559,715	$171,986,802	$100,282,001

Liabilities
Written options, at value	—	—	—	—	—
Variation margin payable	—	—	—	580	—
Payable to investment advisor	25,221	9,090	14,969	38,388	36,185
Payable for investments purchased	—	—	—	—	—
Payable for fund shares purchased	225,577	107,942	99,728	262,298	49,295
Distributions payable	87,314	22,709	28,282	—	—
Accrued 12b-1 fees	—	615	194	1,009	553
Accrued shareholder service fees	—	645	16	1,886	502
Accrued administration fees	4,375	1,581	2,602	13,321	7,843
Accrued CCO fees	2,584	—	416	5,332	2,564
Accrued custody fees	1,720	480	846	2,727	2,804
Accrued fund accounting fees	13,521	7,862	8,563	25,462	18,449
Accrued printing fees	1,995	607	115	4,688	4,131
Accrued state registration fees	—	—	—	—	—
Accrued transfer agent fees	6,972	4,294	3,276	17,083	13,648
Accrued trustee fees	785	785	616	737	815
Accrued expenses	6,989	5,142	6,367	19,707	12,185
Total liabilities	377,053	161,752	165,990	393,218	148,974

Net assets	$63,695,763	$22,326,254	$36,393,725	$171,593,584	$100,133,027

Net assets at February 29, 2020 consist of
Paid-in capital	$58,770,180	$21,251,082	$36,402,430	$57,612,259	$74,570,851
Distributable earnings/(loss)	4,925,583	1,075,172	(8,705)	113,981,325	25,562,176
Total net assets	$63,695,763	$22,326,254	$36,393,725	$171,593,584	$100,133,027

Net assets
Direct Shares	$63,695,763	$20,420,684	$36,393,725	$168,186,955	$98,497,561
K Shares		$1,905,570		$3,406,629	$1,635,466

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	5,389,775	1,903,523	36,022,641	3,208,633	4,530,893
K Shares (no par value, unlimited shares authorized)		176,316		65,208	76,607

Net asset value per share
Direct Shares	$11.81	$10.74	$1.00	$52.45	$21.73
K Shares		$10.77		$52.26	$21.36

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 29, 2020 (Unaudited) (Continued)

	S&P SmallCap Index Fund	Shelton Core Value Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$50,254,629	$132,984,907	$385,770,604	$49,339,230
Market value of investments (Note 1)	57,403,942	141,878,961	672,360,885	64,978,984
Cash	36,040	10,134	65,769	4,537,236
Cash held at broker	—	376,199	—	—
Interest receivable	—	—	—	—
Dividend receivable	37,572	395,361	616,830	73,302
Variation margin receivable	1,151	—	12,584	—
Receivable from investment advisor	—	—	123,378	—
Receivable for fund shares sold	108,492	136,581	4,557,204	298,242
Receivable for investment securities Sold	—	—	—	—
Prepaid expenses	8,392	5,000	77,568	843
Total assets	$57,595,589	$142,802,236	$677,814,218	$69,888,607

Liabilities
Written options, at value (premiums received $-, $1,096,226, $- and $-, respectively)	—	464,362	—	—
Variation margin payable	—	—	—	—
Payable to investment advisor	26,087	61,428	295,307	57,977
Payable for investments purchased	—	—	—	692,551
Payable for fund shares purchased	140,038	113,957	4,208,963	221,961
Distributions payable	—	—	—	—
Accrued 12b-1 fees	1,038	549	5,393	—
Accrued shareholder service fees	1,164	754	6,001	—
Accrued administration fees	4,523	10,671	51,310	5,033
Accrued CCO fees	1,262	3,311	288	1,025
Accrued custody fees	2,890	3,369	12,610	1,009
Accrued fund accounting fees	16,474	19,869	58,780	11,855
Accrued printing fees	4,099	—	24,079	7,911
Accrued state registration fees	—	5,294	7,531	6,397
Accrued transfer agent fees	7,779	53,627	53,654	5,318
Accrued trustee fees	738	783	592	969
Accrued expenses	13,253	15,032	56,856	11,614
Total liabilities	219,345	753,006	4,781,364	1,023,620

Net assets	$57,376,244	$142,049,230	$673,032,854	$68,864,987

Net assets at February 29, 2020 consist of
Paid-in capital	$48,841,896	$113,730,877	$380,574,933	$53,476,726
Distributable earnings/(loss)	8,534,348	28,318,353	292,457,921	15,388,261
Total net assets	$57,376,244	$142,049,230	$673,032,854	$68,864,987

Net assets
Direct Shares	$54,385,089	$140,498,794	$649,703,696	$68,864,987
K Shares	$2,991,155	$1,550,436	$23,329,158

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	2,928,008	7,785,291	33,552,932	3,360,369
K Shares (no par value, unlimited shares authorized)	165,928	87,920	1,237,882

Net asset value per share
Direct Shares	$18.58	$18.04	$19.36	$20.47
K Shares	$18.05	$17.62	$18.75

See accompanying notes to financial statements.

Statements of Operations February 29, 2020 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$820,340	$224,908	$339,743	$8,928	$5,033
Dividend income (net of foreign tax witheld: $-, $-, $-, $- and $383 respectively)	—	—	—	1,900,850	791,833
Other Income	—	—	—	—	—
Total	820,340	224,908	339,743	1,909,778	796,866

Expenses
Management fees (Note 2)	159,145	51,732	97,594	242,635	227,240
Administration fees (Note 2)	27,720	9,005	17,000	84,498	49,459
Transfer agent fees	7,299	6,153	4,639	16,691	13,254
Accounting services	18,583	11,602	12,685	35,944	25,746
Custodian fees	2,580	1,168	2,258	9,286	6,403
Broker Fees	—	—	—	—	—
Legal and audit fees	9,073	4,827	6,603	22,019	14,104
CCO fees (Note 2)	5,220	1,442	2,680	14,533	8,172
Trustees fees	2,873	2,971	2,845	2,896	2,898
Insurance	2,096	621	1,366	6,202	3,734
Printing	5,489	5,114	3,125	9,619	8,177
Registration and dues	1,619	4,205	1,894	7,763	6,845
12b-1 fees Class K (Note 2)	—	2,286	914	6,300	2,779
Shareholder service fees Class K (Note 2)	—	2,286	902	6,300	2,779
Licensing fee	—	—	—	21,502	13,279
Total expenses	241,697	103,412	154,505	486,188	384,869
Less class specific expenses waived	—	(1,840)	(870)	—	—
Less reimbursement from manager (Note 2)	—	(18,941)	(45,698)	—	—
Net expenses	241,697	82,631	107,937	486,188	384,869
Net investment income	578,643	142,277	231,806	1,423,590	411,997

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	(156,311)	(2,025)	197	18,643,316	3,879,613
Net realized gain/(loss) from futures contracts	—	—	—	201,113	95,191
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	678,062	431,741	—	(15,445,111)	(6,489,365)
Change in unrealized appreciation/(depreciation) of futures	—	—	—	(20,804)	1,139
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	521,751	429,716	197	3,378,515	(2,513,422)
Net increase/(decrease) in net assets resulting from operations	$1,100,394	$571,993	$232,003	$4,802,105	$(2,101,425)

See accompanying notes to financial statements.

Statements of Operations February 29, 2020 (Unaudited) (Continued)

	S&P SmallCap Index Fund	Shelton Core Value Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$3,164	$66,842	$22,139	$—
Dividend income (net of foreign tax witheld: $227, $12,990, $2,863 and $1,754 respectively)	361,371	1,724,008	3,458,789	266,139
Other Income	—	31	—	—
Total	364,535	1,790,881	3,480,928	266,139

Expenses
Management fees (Note 2)	168,949	389,184	1,686,365	302,024
Administration fees (Note 2)	29,429	67,795	293,729	26,302
Transfer agent fees	8,172	80,607	73,504	6,492
Accounting services	24,104	26,776	83,101	16,042
Custodian fees	5,599	6,892	29,564	2,821
Broker Fees	—	108	—	—
Legal and audit fees	9,628	18,438	69,884	8,760
CCO fees (Note 2)	4,740	11,093	46,100	4,000
Trustees fees	2,895	2,916	2,859	2,881
Insurance	2,326	5,177	20,483	1,766
Printing	6,890	19,919	54,943	8,804
Registration and dues	4,244	20,204	25,031	10,154
12b-1 fees Class K (Note 2)	4,882	2,378	30,721	—
Shareholder service fees Class K (Note 2)	4,882	2,378	30,721	—
Licensing fee	7,943	—	65,719	—
Total expenses	284,683	653,865	2,512,724	390,046
Less class specific expenses waived	—	—	(27,471)	—
Less reimbursement from manager (Note 2)	—	—	(724,558)	—
Net expenses	284,683	653,865	1,760,695	390,046
Net investment income	79,852	1,137,016	1,720,233	(123,907)

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	2,155,613	21,129,292	40,888,887	163,357
Net realized gain/(loss) from futures contracts	68,838	—	503,444	—
Net realized gain/(loss) from written options contracts	—	2,295,796	—	—
Change in unrealized appreciation/(depreciation) of investments	(3,508,595)	(25,445,755)	22,057,667	5,579,895
Change in unrealized appreciation/(depreciation) of futures	1,871	—	15,258	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	675,720	—	—
Net realized and unrealized gain/(loss) on investments	(1,282,273)	(1,344,947)	63,465,256	5,743,252
Net increase/(decrease) in net assets resulting from operations	$(1,202,421)	$(207,931)	$65,185,489	$5,619,345

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Operations
Net investment income/(loss)	$578,643	$1,319,325	$142,277	$261,409	$231,806	$839,595
Net realized gain/(loss) on investments and foreign currency	(156,311)	86,434	(2,025)	(46,105)	197	50
Net realized gain/(loss) on futures contracts	—	—	—	—	—	—
Net realized gain/(loss) on written option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	678,062	2,469,368	431,741	1,131,813	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	1,100,394	3,875,127	571,993	1,347,117	232,003	839,645

Distributions to shareholders
Distributions(a)
Direct shares	(663,047)	(1,432,047)	(132,408)	(232,769)	(230,397)	(821,966)
K shares	—	—	(8,330)	(31,691)	(2,890)	(23,550)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(2,885,931)	(4,551,692)	2,381,499	(928,466)	(2,693,916)	(15,841,034)
Total increase/(decrease)	(2,448,584)	(2,108,612)	2,812,754	154,191	(2,695,200)	(15,846,905)

Net assets
Beginning of year	$66,144,347	$68,252,959	$19,513,500	$19,359,309	$39,088,925	$54,935,830
End of year	$63,695,763	$66,144,347	$22,326,254	$19,513,500	$36,393,725	$39,088,925

(a)	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Operations
Net investment income/(loss)	$1,423,590	$2,770,344	$411,997	$1,065,239	$79,852	$480,390
Net realized gain/(loss) on investments and foreign currency	18,643,316	5,390,498	3,879,613	8,714,562	2,155,613	4,497,013
Net realized gain/(loss) on futures contracts	201,113	73,975	95,191	(27,539)	68,838	(226,099)
Net realized gain/(loss) on written option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(15,445,111)	(3,830,884)	(6,489,365)	(19,229,730)	(3,508,595)	(18,908,932)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	(20,804)	(9,272)	1,139	(16,069)	1,871	(42,815)
Net increase/(decrease) in net assets resulting from operations	4,802,105	4,394,661	(2,101,425)	(9,493,536)	(1,202,421)	(14,200,443)

Distributions to shareholders
Distributions(a)
Direct shares	(15,790,180)	(4,238,275)	(7,378,210)	(12,498,880)	(4,369,155)	(5,333,531)
K shares	(422,886)	(170,153)	(142,074)	(602,076)	(262,382)	(650,066)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(8,329,870)	(932,499)	(376,038)	1,818,458	(3,109,697)	(2,248,373)
Total increase/(decrease)	(19,740,831)	(946,266)	(9,997,747)	(20,776,034)	(8,943,655)	(22,432,413)

Net assets
Beginning of year	$191,334,415	$192,280,681	$110,130,774	$130,906,808	$66,319,899	$88,752,312
End of year	$171,593,584	$191,334,415	$100,133,027	$110,130,774	$57,376,244	$66,319,899

(a)	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Core Value Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Operations
Net investment income/(loss)	$1,137,016	$2,767,066	$1,720,233	$3,806,069	$(123,907)	$74,045
Net realized gain/(loss) on investments and foreign currency	21,129,292	12,516,989	40,888,887	18,230,974	163,357	229,266
Net realized gain/(loss) on futures contracts	—	—	503,444	(1,336,043)	—	—
Net realized gain/(loss) on written option contracts	2,295,796	2,544,749	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(25,445,755)	(18,519,706)	22,057,667	(14,036,710)	5,579,895	3,860,410
Change in unrealized appreciation/(depreciation) of written options contracts	675,720	(37,166)	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—	15,258	(502,329)	—	—
Net increase/(decrease) in net assets resulting from operations	(207,931)	(728,068)	65,185,489	6,161,961	5,619,345	4,163,721

Distributions to shareholders
Distributions(a)
Direct shares	(15,269,492)	(28,993,868)	(44,090,554)	(11,771,774)	(51,961)	(701,393)
K shares	(190,745)	(943,290)	(1,643,933)	(431,446)	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	6,118,489	874,834	21,305,930	(21,100,265)	6,730,301	3,739,230
Total increase/(decrease)	(9,549,679)	(29,790,392)	40,756,932	(27,141,524)	12,297,685	7,201,558

Net assets
Beginning of year	$151,598,909	$181,389,301	$632,275,922	$659,417,446	$56,567,302	$49,365,744
End of year	$142,049,230	$151,598,909	$673,032,854	$632,275,922	$68,864,987	$56,567,302

(a)	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

Green California Tax-Free Income Fund	Direct Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	116,696	$1,360,780	237,620	$2,723,601
Shares issued in reinvestment of distributions	44,325	516,282	93,572	1,065,456
Shares repurchased	(408,850)	(4,762,993)	(735,462)	(8,340,749)
Net increase/(decrease)	(247,829)	$(2,885,931)	(404,270)	$(4,551,692)

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	656,802	$6,857,123	601,122	$6,107,337	56,489	$590,874	64,599	$656,760
Shares issued in reinvestment of distributions	12,069	126,969	22,226	225,880	790	8,330	3,120	31,691
Shares repurchased	(402,229)	(4,228,343)	(559,497)	(5,656,952)	(92,802)	(973,453)	(224,029)	(2,293,182)
Net increase/(decrease)	266,642	$2,755,748	63,851	$676,265	(35,523)	$(374,250)	(156,310)	$(1,604,731)

The United States Treasury Trust	Direct Shares		K Shares
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	$16,679,468	$25,745,448	$99,637	$982,597
Shares issued in reinvestment of distributions	223,699	801,707	2,357	23,254
Shares repurchased	(17,986,685)	(42,134,404)	(1,712,392)	(1,259,636)
Net increase/(decrease)	$(1,083,518)	$(15,587,249)	$(1,610,398)	$(253,785)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	194,244	$11,139,266	356,454	$19,167,111	4,795	$275,393	23,091	$1,257,421
Shares issued in reinvestment of distributions	239,765	13,406,790	67,613	3,599,149	7,588	422,754	3,197	169,649
Shares repurchased	(533,926)	(30,280,150)	(372,022)	(20,091,314)	(71,894)	(3,293,922)	(93,296)	(5,034,515)
Net increase/(decrease)	(99,918)	$(5,734,094)	52,045	$2,674,946	(59,512)	$(2,595,775)	(67,008)	$(3,607,445)

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	150,417	$3,680,448	409,193	$9,953,415	8,168	$197,991	21,817	$525,113
Shares issued in reinvestment of distributions	292,492	7,040,835	493,942	11,747,146	6,002	141,943	25,701	601,722
Shares repurchased	(398,247)	(9,770,960)	(750,908)	(17,836,215)	(68,725)	(1,666,296)	(134,174)	(3,172,723)
Net increase/(decrease)	44,662	$950,323	152,227	$3,864,346	(54,555)	$(1,326,361)	(86,656)	$(2,045,888)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	238,371	$5,043,467	742,607	$17,856,841	12,181	$253,153	45,402	$1,051,669
Shares issued in reinvestment of distributions	203,161	4,240,663	259,328	5,899,905	12,954	262,382	38,713	858,236
Shares repurchased	(507,269)	(10,718,899)	(527,057)	(12,344,987)	(105,231)	(2,190,464)	(75,529)	(1,761,832)
Net increase/(decrease)	(65,738)	$(1,434,768)	474,878	$11,411,759	(80,096)	$(1,674,929)	8,586	$148,073

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	174,920	$3,526,340	357,396	$7,195,445	7,671	$151,979	31,189	$620,455
Shares issued in reinvestment of distributions	747,809	14,922,895	1,450,637	28,384,919	9,753	190,745	48,954	943,290
Shares repurchased	(566,703)	(11,438,968)	(1,552,776)	(32,919,389)	(97,615)	(1,234,501)	(170,089)	(3,349,886)
Net increase/(decrease)	356,026	$7,010,267	255,257	$2,660,975	(80,191)	$(891,778)	(89,946)	$(1,786,141)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	4,052,266	$81,287,731	8,949,721	$158,244,982	93,229	$1,816,023	287,727	$4,983,122
Shares issued in reinvestment of distributions	2,181,854	41,879,317	667,343	11,299,360	88,489	1,643,933	26,073	431,440
Shares repurchased	(5,014,590)	(99,680,188)	(10,743,437)	(187,194,833)	(295,137)	(5,640,884)	(516,329)	(8,864,336)
Net increase/(decrease)	1,219,530	$23,486,859	(1,126,373)	$(17,650,491)	(113,419)	$(2,180,929)	(202,529)	$(3,449,774)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Green Alpha Fund	Direct Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	760,433	$15,642,419	853,374	$14,711,335
Shares issued in reinvestment of distributions	2,499	50,887	43,026	683,796
Shares repurchased	(11,298,829)	(8,963,005)	(698,967)	(11,655,901)
Net increase/(decrease)	(10,535,896)	$6,730,301	197,433	$3,739,230

Financial Highlights (For a Share Outstanding Throughout Each Period)

Green California Tax-Free Income Fund Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$11.72		$11.29	$11.65	$11.93	$11.69	$11.81
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.23	0.23	0.25	0.29	0.28
Net gain/(loss) on securities (both realized and unrealized)	0.12		0.45	(0.31)	(0.20)	0.24	(0.07)
Total from investment operations	0.23		0.68	(0.08)	0.05	0.53	0.21
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.23)	(0.24)	(0.27)	(0.29)	(0.28)
Distributions from capital gains	(0.02)		(0.02)	(0.04)	(0.06)	—	(0.05)
Total distributions	(0.14)		(0.25)	(0.28)	(0.33)	(0.29)	(0.33)
Net asset value, end of year or period	$11.81		$11.72	$11.29	$11.65	$11.93	$11.69

Total return	1.72%		6.10%	(0.74)%	0.43%	4.60%	1.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$63,696		$66,144	$68,253	$75,310	$84,422	$89,213
Ratio of expenses to average net assets	0.76	%(b)	0.77%	0.76%	0.69%	0.69%	0.71%
Ratio of net investment income/(loss) to average net assets	1.80	%(b)	2.01%	2.02%	2.20%	2.47%	2.41%
Portfolio turnover	6%		4%	12%	7%	19%	12%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$10.57		$9.98		$10.32		$10.61	$10.42	$10.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.15		0.14		0.14	0.14	0.14
Net gain/(loss) on securities (both realized and unrealized)	0.17		0.59		(0.33)		(0.26)	0.20	0.02
Total from investment operations	0.24		0.74		(0.19)		(0.12)	0.34	0.16
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.15)		(0.15)		(0.17)	(0.15)	(0.14)
Total distributions	(0.07)		(0.15)		(0.15)		(0.17)	(0.15)	(0.14)
Net asset value, end of year or period	$10.74		$10.57		$9.98		$10.32	$10.61	$10.42

Total return	2.30%		7.48%		(1.88)%		(1.14)%	3.25%	1.58%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$20,421		$17,263		$15,668		$18,316	$19,754	$19,855
Ratio of expenses to average net assets:
Before expense reimbursements	0.94	%(b)	0.99%		0.89%		0.81%	0.82%	0.83%
After expense reimbursements	0.74	%(b),(c)	0.76	%(c)	0.75	%(c)	0.74%	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.22	%(b)	1.24%		1.29%		1.27%	1.25%	1.29%
After expense reimbursements	1.42	%(b)	1.47%		1.42%		1.34%	1.33%	1.38%
Portfolio turnover	2%		8%		13%		10%	18%	18%

K Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$10.59		$10.01		$10.35		$10.64	$10.43	$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.10		0.09		0.09	0.09	0.09
Net gain/(loss) on securities (both realized and unrealized)	0.18		0.58		(0.33)		(0.27)	0.20	0.03
Total from investment operations	0.23		0.68		(0.24)		(0.18)	0.29	0.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.10)		(0.10)		(0.11)	(0.08)	(0.10)
Total distributions	(0.05)		(0.10)		(0.10)		(0.11)	(0.08)	(0.10)
Net asset value, end of year or period	$10.77		$10.59		$10.01		$10.35	$10.64	$10.43

Total return	2.16%		6.87%		(2.37)%		(1.67)%	2.77%	1.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,906		$2,250		$3,691		$3,699	$4,712	$5,349
Ratio of expenses to average net assets:
Before expense reimbursements	1.44	%(b)	1.49%		1.39%		1.31%	1.32%	1.33%
After expense reimbursements	1.10	%(b),(c)	1.26	%(c)	1.25	%(c)	1.24%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.72	%(b)	0.75%		0.78%		0.77%	0.75%	0.77%
After expense reimbursements	0.92	%(b)	0.97%		0.92%		0.84%	0.84%	0.88%
Portfolio turnover	2%		8%		13%		10%	18%	18%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.
(c)	CCO fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.02		0.01		—		—	—
Net gain/(loss) on securities (both realized and unrealized)	—		—		—	(b)	—		—	—
Total from investment operations	0.01		0.02		0.01		—		—	—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.02)		(0.01)		—	(b)	—	—
Distributions from capital gains	—		—		—		—		—	—
Total distributions	(0.01)		(0.02)		(0.01)		—		—	—
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.74%		1.75%		0.98%		0.03%		0.00%	0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$36,394		$37,479		$53,079		$57,149		$72,482	$86,224
Ratio of expenses to average net assets:
Before expense reimbursements	0.56	%(c)	0.77%		0.77%		0.71%		0.71%	0.70%
After expense reimbursements	0.54	%(c),(d)	0.55	%(d)	0.46	%(e)	0.52	%(e)	0.22%	0.03	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.16	%(c)	1.51%		0.65%		(0.16)%		(0.49)%	(0.67)%
After expense reimbursements	1.18	%(c)	1.73%		0.96	%(e)	0.03	%(e)	0.00%	0.00	%(e)

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Annualized.
(d)	CCO Fees are not included in the expense limitation.
(e)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$56.00		$56.03	$48.26	$42.86	$39.88	$40.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.44		0.82	0.82	0.78	0.76	0.72
Net gain/(loss) on securities (both realized and unrealized)	0.79		0.44	8.48	5.89	3.99	(0.58)
Total from investment operations	1.23		1.26	9.30	6.67	4.75	0.14
LESS DISTRIBUTIONS
Dividends from net investment income	(0.52)		(0.88)	(0.77)	(0.83)	(0.78)	(0.70)
Distributions from capital gains	(4.26)		(0.41)	(0.76)	(0.44)	(0.99)	(0.17)
Total distributions	(4.78)		(1.29)	(1.53)	(1.27)	(1.77)	(0.87)
Net asset value, end of year or period	$52.45		$56.00	$56.03	$48.26	$42.86	$39.88

Total return	1.73%		2.40%	19.64%	15.89%	12.21%	0.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$168,187		$185,170	$182,362	$155,022	$135,346	$123,138
Ratio of expenses to average net assets:
Before expense reimbursements	0.48	%(b)	0.50%	0.50%	0.46%	0.47%	0.47%
After expense reimbursements	0.48	%(b)	0.50%	0.45%	0.36%	0.36%	0.36%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.52	%(b)	1.52%	1.53%	1.63%	1.77%	1.63%
After expense reimbursements	1.52	%(b)	1.52%	1.58%	1.73%	1.88%	1.74%
Portfolio turnover	5%		3%	3%	5%	1%	3%

K Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$55.92		$55.96	$48.24	$42.88	$39.87	$40.50
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.28		0.54	0.56	0.55	0.56	0.51
Net gain/(loss) on securities (both realized and unrealized)	0.81		0.45	8.48	5.89	3.99	(0.57)
Total from investment operations	1.09		0.99	9.04	6.44	4.55	(0.06)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.49)		(0.62)	(0.56)	(0.64)	(0.55)	(0.40)
Distributions from capital gains	(4.26)		(0.41)	(0.76)	(0.44)	(0.99)	(0.17)
Total distributions	(4.75)		(1.03)	(1.32)	(1.08)	(1.54)	(0.57)
Net asset value, end of year or period	$52.26		$55.92	$55.96	$48.24	$42.88	$39.87

Total return	11.05%		1.88%	19.05%	15.31%	11.65%	(0.19)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,407		$6,165	$9,919	$8,506	$7,981	$8,063
Ratio of expenses to average net assets:
Before expense reimbursements	0.98	%(b)	0.99%	1.00%	0.96%	0.97%	0.97%
After expense reimbursements	0.98	%(b)	0.99%	0.95%	0.86%	0.86%	0.86%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.98	%(b)	1.02%	1.03%	1.13%	1.26%	1.13%
After expense reimbursements	0.98	%(b)	1.02%	1.08%	1.23%	1.37%	1.24%
Portfolio turnover	5%		3%	3%	5%	1%	3%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Midcap Index Fund Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$23.85		$28.77	$25.75	$26.69	$28.41	$30.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.14		0.23	0.25	0.23	0.26	0.25
Net gain/(loss) on securities (both realized and unrealized)	(0.60)		(2.23)	4.61	2.95	2.73	(0.36)
Total from investment operations	(0.46)		(2.00)	4.86	3.18	2.99	(0.11)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.24)	(0.22)	(0.21)	(0.24)	(0.28)
Distributions from capital gains	(1.56)		(2.68)	(1.62)	(3.91)	(4.47)	(2.15)
Total distributions	(1.66)		(2.92)	(1.84)	(4.12)	(4.71)	(2.43)
Net asset value, end of year or period	$21.73		$23.85	$28.77	$25.75	$26.69	$28.41

Total return	(2.58)%		(6.85)%	19.48%	13.01%	11.86%	(0.45)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$98,498		$107,054	$124,728	$113,149	$136,371	$140,361
Ratio of expenses to average net assets:
Before expense reimbursements	0.66	%(b)	0.67%	0.66%	0.62%	0.62%	0.62%
After expense reimbursements	0.66	%(b)	0.67%	0.63%	0.58%	0.58%	0.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.12	%(b)	0.95%	0.89%	0.85%	0.98%	0.81%
After expense reimbursements	1.12	%(b)	0.95%	0.92%	0.89%	1.02%	0.85%
Portfolio turnover	8%		13%	12%	34%	11%	15%

K Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$23.47		$28.37	$25.44	$26.43	$28.18	$30.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.11	0.11	0.10	0.13	0.10
Net gain/(loss) on securities (both realized and unrealized)	(0.60)		(2.19)	4.55	2.92	2.71	(0.35)
Total from investment operations	(0.52)		(2.08)	4.66	3.02	2.84	(0.25)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.14)	(0.11)	(0.10)	(0.12)	(0.11)
Distributions from capital gains	(1.56)		(2.68)	(1.62)	(3.91)	(4.47)	(2.15)
Total distributions	(1.59)		(2.82)	(1.73)	(4.01)	(4.59)	(2.26)
Net asset value, end of year or period	$21.36		$23.47	$28.37	$25.44	$26.43	$28.18

Total return	(2.86)%		(7.27)%	18.86%	12.45%	11.31%	(0.93)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,635		$3,077	$6,179	$5,442	$5,086	$5,244
Ratio of expenses to average net assets:
Before expense reimbursements	1.16	%(b)	1.17%	1.16%	1.12%	1.12%	1.12%
After expense reimbursements	1.16	%(b)	1.17%	1.13%	1.08%	1.08%	1.08%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.64	%(b)	0.45%	0.39%	0.35%	0.48%	0.31%
After expense reimbursements	0.64	%(b)	0.45%	0.42%	0.39%	0.51%	0.35%
Portfolio turnover	8%		13%	12%	34%	11%	15%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Smallcap Index Fund Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$20.52		$26.43	$22.33	$20.87	$20.60	$21.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.15	0.13	0.13	0.12	0.14
Net gain/(loss) on securities (both realized and unrealized)	(0.54)		(4.27)	6.38	2.36	2.29	0.58
Total from investment operations	(0.46)		(4.12)	6.51	2.49	2.41	0.72
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.15)	(0.12)	(0.12)	(0.14)	(0.13)
Distributions from capital gains	(1.41)		(1.64)	(2.29)	(0.91)	(2.00)	(1.54)
Total distributions	(1.48)		(1.79)	(2.41)	(1.03)	(2.14)	(1.67)
Net asset value, end of year or period	$18.58		$20.52	$26.43	$22.33	$20.87	$20.60

Total return	(2.99)%		(15.82)%	30.95%	12.12%	12.48%	3.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$54,385		$61,412	$78,902	$56,076	$47,351	$40,823
Ratio of expenses to average net assets:
Before expense reimbursements	0.80	%(b)	0.81%	0.80%	0.78%	0.77%	0.78%
After expense reimbursements	0.80	%(b)	0.81%	0.77%	0.74%	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.78	%(b)	0.70%	0.53%	0.56%	0.56%	0.62%
After expense reimbursements	0.78	%(b)	0.70%	0.56%	0.60%	0.60%	0.66%
Portfolio turnover	10%		14%	18%	31%	12%	12%

K Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$19.96		$25.77	$21.85	$20.47	$20.24	$21.18
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.05	0.01	0.02	0.02	0.03
Net gain/(loss) on securities (both realized and unrealized)	(0.51)		(4.16)	6.23	2.31	2.25	0.59
Total from investment operations	(0.48)		(4.11)	6.24	2.33	2.27	0.62
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.06)	(0.03)	(0.04)	(0.04)	(0.02)
Distributions from capital gains	(1.41)		(1.64)	(2.29)	(0.91)	(2.00)	(1.54)
Total distributions	(1.43)		(1.70)	(2.32)	(0.95)	(2.04)	(1.56)
Net asset value, end of year or period	$18.05		$19.96	$25.77	$21.85	$20.47	$20.24

Total return	(3.20)%		(16.22)%	30.26%	11.59%	11.89%	3.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,991		$4,908	$9,851	$8,165	$9,279	$9,821
Ratio of expenses to average net assets:
Before expense reimbursements	1.30	%(b)	1.31%	1.31%	1.28%	1.28%	1.28%
After expense reimbursements	1.30	%(b)	1.31%	1.27%	1.24%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.32	%(b)	0.21%	0.03%	0.06%	0.06%	0.12%
After expense reimbursements	0.32	%(b)	0.21%	0.06%	0.10%	0.10%	0.16%
Portfolio turnover	10%		14%	18%	31%	12%	12%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$20.05		$24.53	$25.00	$26.82	$25.26	$25.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.15		0.36	0.37	0.43	0.48	0.48
Net gain/(loss) on securities (both realized and unrealized)	(0.12)		(0.51)	2.33	1.81	1.94	(0.74)
Total from investment operations	0.03		(0.15)	2.70	2.24	2.42	(0.26)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.70)		(0.68)	(0.38)	(0.59)	(0.50)	(0.46)
Distributions from capital gains	(1.34)		(3.65)	(2.79)	(3.47)	(0.36)	—
Total distributions	(2.04)		(4.33)	(3.17)	(4.06)	(0.86)	(0.46)
Net asset value, end of year or period	$18.04		$20.05	$24.53	$25.00	$26.82	$25.26

Total return	(0.57)%		0.41%	11.32%	9.10%	9.83%	(1.07)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$140,499		$148,997	$176,019	$176,929	$175,317	$180,408
Ratio of expenses to average net assets	0.82	%(b)	0.82%	0.78%	0.75%	0.78%	0.76%
Ratio of net investment income/(loss) to average net assets	1.46	%(b)	1.77%	1.52%	1.71%	1.90%	1.80%
Portfolio turnover	57%		21%	35%	9%	20%	3%

K Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$19.74		$24.22	$24.75	$26.61	$25.09	$25.76
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09		0.26	0.25	0.30	0.35	0.34
Net gain/(loss) on securities (both realized and unrealized)	(0.09)		(0.50)	2.29	1.79	1.93	(0.73)
Total from investment operations	—		(0.24)	2.54	2.09	2.28	(0.39)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.78)		(0.59)	(0.28)	(0.48)	(0.40)	(0.28)
Distributions from capital gains	(1.34)		(3.65)	(2.79)	(3.47)	(0.36)	—
Total distributions	(2.12)		(4.24)	(3.07)	(3.95)	(0.76)	(0.28)
Net asset value, end of year or period	$17.62		$19.74	$24.22	$24.75	$26.61	$25.09

Total return	(0.77)%		(0.08)%	10.75%	8.57%	9.30%	(1.56)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,550		$2,601	$5,370	$5,369	$5,897	$5,789
Ratio of expenses to average net assets	1.32	%(b)	1.32%	1.28%	1.25%	1.28%	1.26%
Ratio of net investment income/(loss) to average net assets	0.96	%(b)	1.27%	1.02%	1.22%	1.40%	1.30%
Portfolio turnover	57%		21%	35%	9%	20%	3%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$18.78		$18.85		$15.24		$12.25	$11.00	$10.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.11		0.10		0.10	0.09	0.11
Net gain/(loss) on securities (both realized and unrealized)	(0.72)		0.18		3.78		2.98	1.27	0.49
Total from investment operations	(0.67)		0.29		3.88		3.08	1.36	0.60
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.12)		(0.10)		(0.09)	(0.11)	(0.07)
Distributions from capital gains	1.32		(0.24)		(0.17)		—	—	—
Total distributions	1.25		(0.36)		(0.27)		(0.09)	(0.11)	(0.07)
Net asset value, end of year or period	$19.36		$18.78		$18.85		$15.24	$12.25	$11.00

Total return	10.61%		1.72%		25.73%		25.29%	12.46%	5.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$649,704		$607,521		$630,845		$460,021	$298,123	$231,322
Ratio of expenses to average net assets:
Before expense reimbursements	0.54	%(b)	0.74%		0.74%		0.70%	0.74%	0.75%
After expense reimbursements	0.50	%(b),(c)	0.50	%(c)	0.51	%(c)	0.49%	0.49%	0.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.48	%(b)	0.40%		0.36%		0.53%	0.57%	0.72%
After expense reimbursements	0.52	%(b)	0.64%		0.59%		0.74%	0.82%	0.98%
Portfolio turnover	11%		18%		2%		4%	7%	9%

K Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$18.23		$18.31		$14.83		$11.93	$10.69	$10.18
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)	—		0.02		0.01		0.03	0.03	0.05
Net gain/(loss) on securities (both realized and unrealized)	(0.77)		0.18		3.67		2.91	1.24	0.48
Total from investment operations	(0.77)		0.20		3.68		2.94	1.27	0.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.04)		(0.03)		(0.04)	(0.03)	(0.02)
Distributions from capital gains	1.32		(0.24)		(0.17)		—	—	—
Total distributions	1.29		(0.28)		(0.20)		(0.04)	(0.03)	(0.02)
Net asset value, end of year or period	$18.75		$18.23		$18.31		$14.83	$11.93	$10.69

Total return	10.32%		1.24%		25.03%		24.70%	11.96%	5.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$23,329		$24,755		$28,573		$22,427	$15,500	$17,799
Ratio of expenses to average net assets:
Before expense reimbursements	1.04	%(b)	1.24%		1.24%		1.20%	1.24%	1.24%
After expense reimbursements	1.00	%(b),(c)	1.00	%(c)	1.01	%(c)	0.99%	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.02	)%(b)	(0.10)%		(0.15)%		0.03%	0.05%	0.22%
After expense reimbursements	0.02	%(b)	0.14%		0.08%		0.24%	0.30%	0.48%
Portfolio turnover	11%		18%		2%		4%	7%	10%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.
(c)	CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$18.44		$17.20	$17.32	$14.53	$13.67	$15.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)		0.03	0.05	0.02	(0.03)	(0.08)
Net gain/(loss) on securities (both realized and unrealized)	2.02		1.47	0.34	2.77	0.89	(2.15)
Total from investment operations	2.01		1.50	0.39	2.79	0.86	(2.23)
LESS DISTRIBUTIONS
Dividends from net investment income	0.02		(0.02)	(0.05)	—	—	—
Distributions from capital gains	—		(0.24)	(0.46)	— (b)	— (b)	— (b)
Total distributions	0.02		(0.26)	(0.51)	—	—	—
Net asset value, end of year or period	$20.47		$18.44	$17.20	$17.32	$14.53	$13.67

Total return	5.33%		8.91%	2.19%	19.20%	6.29%	(14.02)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$68,865		$56,567	$49,366	$40,256	$36,880	$29,596
Ratio of expenses to average net assets:
Before expense reimbursements	1.28	%(c)	1.34%	1.30%	1.30%	1.31%	1.34%
After expense reimbursements	1.28	%(c)	1.34%	1.30%	1.30%	1.31%	1.34%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.08	)%(c)	0.15%	0.30%	0.13%	(0.22)%	(0.53)%
After expense reimbursements	(0.08	)%(c)	0.15%	0.30%	0.13%	(0.22)%	(0.53)%
Portfolio turnover	14%		12%	13%	24%	13%	22%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Annualized.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 29, 2020

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Core Value Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and The United States Treasury Trust each offer Class K shares. Effective as of December 27, 2019, The United States Treasury Trust no longer offers Class K shares of the Fund. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s pricing committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2020

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2018), or expected to be taken in the Fund’s 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at February 29, 2020 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities
Green California Tax-Free Income Fund	$—	$63,176,195	$—	$63,176,195	$—	$—	$—
U.S. Government Securities Fund	—	22,175,229	—	22,175,229	—	—	—
The United States Treasury Trust Fund	—	36,026,064	—	36,026,064	—	—	—
S&P 500 Index Fund	171,314,302	99,958	—	171,414,260	—	580	—
S&P MidCap Index Fund	99,956,824	99,958	—	100,056,782	—	—	—
S&P SmallCap Index Fund	57,301,466	99,958	2,518	57,403,942	1,151	—	—

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2020

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities
Shelton Core Value Fund	$113,547,258	$27,991,703	$340,000	(e)	$141,878,961	$—	$—	$464,362
Nasdaq-100 Index Fund	672,060,998	299,887	—		672,360,885	12,584	—	—
Shelton Green Alpha Fund	64,978,984	—	—		64,978,984	—	—	—

(a)	It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE.
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities, except those that are fair valued in the Basic Materials and Consumer Discretionary industries. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Preferred Stock.

Level 3 Securities	S&P SmallCap Index Fund	Shelton Core Value Fund
	Common Stock - Basic Materials	Preferred Stock
Beginning Balance	$2,518	$700,000
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	$—	$(360,000)
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$2,518	$340,000

	Fair Value as of 2/29/20	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
A Schulman Inc Rights	$2,518	Based on the difference between the value of the underlying security and the cash value of the right	impact of pending litigation related to rights issuance	$0.85	Results of pending litigation may result in direct and proportional changes in the value of the security
Amerityre Corp. 5% Preferred Conv.	$340,000	Estimated recovery proceeds	*Market quotes, yield quotes and option valuation	$0.17	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund can use futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 29, 2020, the number of open future contracts in the S&P 500 Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 2, 1, and 13, respectively. The Shelton Core Value Fund, Shelton MidCap Index Fund and Shelton Green Alpha Fund held no futures contracts at February 29, 2020. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the period ended February 29, 2020:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Receivable	Variation Margin Payable
S&P 500 Index Fund - Equity contracts	$—	$580
S&P SmallCap Index Fund - Equity contracts	1,151	—
Nasdaq-100 Index Fund - Equity contracts	12,584	—

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2020

The effect of derivative instruments on the Statements of Operations for the period ended February 29, 2020:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/ (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation/ (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$201,113	$(20,804)
S&P MidCap Index Fund - Equity contracts	95,191	1,139
S&P SmallCap Index Fund - Equity contracts	68,838	1,871
Nasdaq-100 Index Fund - Equity contracts	503,444	15,258

The previously disclosed derivative instruments outstanding as of February 29, 2020, and their effect on the Statement of Operations for the period ending February 29, 2020, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$1,323,407
S&P MidCap Index Fund - Equity contracts	562,220
S&P SmallCap Index Fund - Equity contracts	357,379
Nasdaq-100 Index Fund - Equity contracts	2,212,884

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2021, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended February 29, 2020 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.23%	0.76%	1.26%	1/2/21
The United States Treasury Trust	0.22%	0.55%	N/A	1/2/21
Nasdaq-100 Index Fund	0.24%	0.50%	1.00%	1/2/21

At August 31, 2019, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,579,363. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/20	Expires 8/31/21	Expires 8/31/22	Total
U.S. Government Securities Fund	$16,422	$27,929	$43,929	$88,280
The United States Treasury Trust	120,514	170,178	108,593	399,285
S&P 500 Index Fund	182,805	88,195	—	271,000
S&P MidCap Index Fund	72,425	43,839	—	116,264
S&P SmallCap Index Fund	39,066	23,398	—	62,464
Nasdaq-100 Index Fund	918,243	1,275,279	1,448,548	3,642,070
Total	$1,349,475	$1,628,818	$1,601,070	$4,579,363

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2020

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended February 29, 2020, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$2,286	$2,286
S&P 500 Index Fund	6,300	6,300
S&P MidCap Index Fund	2,779	2,779
S&P SmallCap Index Fund	4,882	4,882
Shelton Core Value Fund	2,378	2,378
Nasdaq-100 Index fund	30,721	30,721
U.S. Treasury Trust Fund	914	902

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended February 29, 2020 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$3,979,031	$5,200,927	$3,979,031	$5,200,927
U.S. Government Securities Fund	4,587,332	412,663	—	—
S&P 500 Index Fund	9,921,451	32,547,075	9,275,020	31,579,961
S&P MidCap Index Fund	9,088,033	15,714,162	7,993,867	13,895,509
S&P SmallCap Index Fund	6,614,481	13,783,481	5,649,772	12,815,418
Core Value Fund	82,988,233	108,441,258	76,913,035	100,745,189
Nasdaq-100 Index Fund	76,751,812	99,701,103	76,046,490	99,080,944
Green Alpha Fund	12,293,564	7,983,672	9,127,947	6,941,287

Note 4 - OPTIONS WRITTEN

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At February 29, 2020, the Shelton Core Value Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$464,362

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2020

The effect of derivative instruments on the Funds’ Statement of Operations for the period ended February 29, 2020, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize in Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$2,295,796	$675,720

Volume of derivative instruments held by the Funds during the period ended February 29, 2020, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Contracts	$(1,946,823)

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2019, there are permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, distribution reclassifications, and treatment of accretion of discount. The reclassifications were as follows:

	Increase/(Decrease) Paid-In Capital	Increase/(Decrease) Accumulated Gain/(Loss)
U.S. Government Securities Fund	$(246,727)	$246,727
The United States Treasury Trust	(5,175)	5,175
S&P 500 Index Fund	(156)	156
Shelton Green Alpha Fund	63,071	(63,071)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2019 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$3,682	$86,607	$—	$4,423,907	$(25,962)	$4,488,234
U.S. Government Securities Fund	—	—	(46,105)	690,599	(578)	643,916
The United States Treasury Trust	—	—	(2,236)	(11)	—	(2,247)
S&P 500 Index Fund	534,810	5,118,027	—	119,782,879	—	125,435,716
S&P MidCap Index Fund	109,576	7,058,634	—	28,241,711	—	35,409,921
S&P SmallCap Index Fund	32,014	3,891,720	—	10,623,090	—	14,546,824
Core Value Fund	264,261	9,784,796	—	33,937,464	—	43,986,521
Nasdaq-100 Index Fund	1,711,020	7,060,789	—	264,235,112	—	273,006,921
Green Alpha Fund	—	—	—	10,030,862	(172,510)	9,858,352

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2018-August 31, 2019 to the period ending August 31, 2020.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2020.

Capital Losses: Capital loss carry forwards, as of August 31, 2019, available to offset future capital gains, if any, are as follows:

Expiring	U.S. Government Securities Fund	United States Treasury Trust Fund
Long Term with No Expiration	$(46,105)	$—
Short Term with No Expiration	—	(2,236)
Total	$(46,105)	$(2,236)

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2020

The tax character of distributions paid during the years ended August 31, 2019 and 2018 were as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2018	$—	$—	$234,947	$1,471,475	$1,706,422
	2019	—	—	119,292	1,312,755	1,432,047
U.S. Government Securities Fund	2018	—	—	—	282,935	282,935
	2019	—	264,460	—	—	264,460
The United States Treasury Trust	2018	—	524,755	—	—	524,755
	2019	—	845,516	—	—	845,516
S&P 500 Index Fund	2018	—	2,799,181	2,382,074	—	5,181,255
	2019	—	3,067,559	1,340,869	—	4,408,428
S&P MidCap Index Fund	2018	—	1,191,336	7,185,786	—	8,377,122
	2019	—	2,402,000	10,698,956	—	13,100,956
S&P SmallCap Index Fund	2018	—	1,056,028	5,901,648	—	6,957,676
	2019	—	738,251	5,245,346	—	5,983,597
Shelton Core Value Fund	2018	—	3,972,866	19,009,224	—	22,982,090
	2019	—	9,355,980	20,581,178	—	29,937,158
Nasdaq-100 Index Fund	2018	—	4,586,520	3,677,125	—	8,263,645
	2019	—	3,857,160	8,346,060	—	12,203,220
Green Alpha Fund	2018	—	123,102	1,115,328	—	1,238,430
	2019	—	106,848	594,545	—	701,393

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the period ended August 31, 2019.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts Recognized in the Statement of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
S&P 500 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$580	$—	$580	$—	$(580)	$—
		580	—	580	—	(580)	—
S&P SmallCap Index Fund:	Assets
	Futures Contracts	$1,151	$—	$1,151	$—	$(1,151)	$—
		1,151	—	1,151	—	(1,151)	—
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
Nasdaq-100 Index Fund:	Assets
	Futures Contracts	$12,584	$—	$12,584	$—	$(12,584)	$—
		12,584	—	12,584	—	(12,584)	—
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 7 – SUBSEQUENT EVENTS

In preparing the financial statements as of February 29, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of February 29, 2020. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Considerations Regarding Approval of Investment Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the Shelton Funds (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●

the Investment Advisory Agreement dated January 1, 2007, as amended, between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM”) (the “Shelton Funds Investment Advisory Agreement”);

o	Green California Tax Free Income Fund;

o	Nasdaq-100 Index Fund;

o	S&P 500 Index Fund;

o	S&P MidCap Index Fund;

o	S&P SmallCap Index Fund;

o	Shelton Core Value Fund;

o	Short-Term U.S. Government Bond Fund; and

o	The United States Treasury Trust.

●	the Investment Advisory Agreement, effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Green Alpha Fund, and SCM (the “Green Alpha Investment Advisory Agreement”); and

●

the Discretionary Sub-Advisory Agreement effective as of March 8, 2013, between Green Alpha Advisors, LLC (“Green Alpha”) and SCM (the “Investment Sub-Advisory Agreement” and collectively with the Shelton Funds Investment Advisory Agreement and the Green Alpha Advisory Agreement, each an “Advisory Agreement” and collectively, the “Advisory Agreements”).

At a meeting held in-person on February 5-6, 2020, the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory and Sub-advisory Agreement for an additional one-year period ending March 31, 2020:

Prior to the Meeting, the Independent Trustees requested information from SCM, Green Alpha, and third-party sources. This information, together with other information provided by SCM and Green Alpha, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM and Green Alpha, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM and Green Alpha to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital (the principal business activity of which is managing the Funds) and Green Alpha, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreements with SCM and Green Alpha representatives, and in a private session with independent legal counsel at which representatives of SCM and Green Alpha were not present. In deciding to approve the renewal of the Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Green Alpha, its personnel and its resources. The Board considered the depth and quality of Green Alpha’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at Green Alpha. The Board determined that Green Alpha was adequately managing matters related to the Green Alpha Fund.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s and Green Alpha’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM and Green Alpha had the quality and depth of personnel and investment methods essential to performing its duties under the applicable Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM and Green Alpha, respectively, were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. Among the factors considered in this regard, were the following:

●	For the Green California Tax-Free Income Fund, it was noted that the Fund was in the fourth quartile over the 1-year, 3-year and 5-year and 10- year periods.

●	For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first decile over the 1-year, 5-year and 10-year periods, and the second quartile for the 3-year period.

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

●	For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the top quartile over the 5-year and 10-year periods, and the second quartile over the 1-year and 3-year periods.

●	For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the top quartile over the 5-year and 10-year periods, and the third quartile for the 1-year and 3-year periods.

●

For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the top quartile over the 5-year and 10-year periods, in the second quartile over the 3-year period and in the third quartile over the 1-year period.

●

For the Shelton Green Alpha Fund, it was noted that the performance of the Fund was in the top quartile over the 1-year period, the third quartile over the 3-year period and the fourth quartile over the 5-year period.

●

For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the second quartile over the 1-year period, the third quartile over the 10-year period, and in the fourth quartile over the 3-year and 5-year periods.

●	For The United States Treasury Trust, it was noted that the performance of the Fund was below its benchmark index over the 1-year, 3-year, 5-year and 10-year periods.

●	For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the top quartile over the 1-year, 3-year, 5-year and 10-year periods.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s and Green Alpha’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s and Green Alpha’s continued management under the applicable Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers on certain Funds.

The Board noted that except for the U.S. Government Securities Fund, the Green California Tax-Free Income Fund, the Shelton Green Alpha Fund and The United States Treasury Trust which were above their respective peer group medians, the actual management fees charged to each Fund was generally lower than their respective peer group medians.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally above the industry median for other comparable funds, with the exception of the Direct share class of the Core Value Fund, the NASDAQ-100 Fund, the Small Cap Index Fund, the S&P 500 Index Fund and the MidCap Index Fund, which were below their respective industry medians for comparable funds.

Comparable Accounts

The Board noted certain information provided by SCM and Green Alpha regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. Green Alpha noted that there were no such comparable accounts. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s and Green Alpha’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to SCM and Green Alpha, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM and Green Alpha.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s and Green Alpha’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. The Board considered SCM’s and Green Alpha’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations.

The Board also considered that SCM and Green Alpha do not receive material indirect benefits from managing the applicable Funds. For example, neither SCM nor Green Alpha seeks to supplement its fees with “soft dollar” benefits.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM and Green Alpha, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each Advisory Agreements, the Board had received sufficient information to renew and approve the applicable Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM and Green Alpha by the Funds, as applicable, and that the renewal of the each Advisory Agreement and the Green Alpha sub-advisory agreement was in the best interests of each Fund and its shareholders.

P.O. Box 87

Denver, CO 80201-0087

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: May 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: May 4, 2020

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: May 4, 2020